PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.3%
Asset-Backed Securities 25.7%
Automobiles 1.7%
AmeriCredit Automobile Receivables Trust, Series 2020-02, Class D	2.130%	03/18/26		500	$486,478
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A	2.330	08/20/26		2,400	2,307,027
Series 2020-02A, Class A, 144A	2.020	02/20/27		1,100	1,036,983
Series 2023-03A, Class B, 144A	6.120	02/22/28		3,200	3,237,608
Series 2023-08A, Class C, 144A	7.340	02/20/30		1,300	1,356,409

Bayview Opportunity Master Fund Trust, Series 2024-CAR1F, Class A, 144A	6.971	09/28/28		2,000	2,014,850
CarMax Auto Owner Trust, Series 2021-02, Class D	1.550	10/15/27		3,700	3,500,201
Exeter Automobile Receivables Trust, Series 2020-03A, Class D	1.730	07/15/26		199	196,948
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	200	142,786
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	200	144,159
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,291,576
Series 2023-01, Class C, 144A	5.580	08/15/35		4,412	4,413,249
Hertz Vehicle Financing III LLC,
Series 2022-01A, Class C, 144A	2.630	06/25/26		500	477,669
Series 2023-01A, Class B, 144A	6.220	06/25/27		4,100	4,137,941
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		5,200	4,745,302
Series 2021-02A, Class B, 144A	2.120	12/27/27		500	456,477
Hertz Vehicle Financing LLC,
Series 2021-01A, Class C, 144A	2.050	12/26/25		300	290,714
Series 2022-02A, Class B, 144A	2.650	06/26/28		1,000	914,829
JPMorgan Chase Bank, NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		603	644,522
Series 2020-02, Class F, 144A	5.763	02/25/28		713	712,036
Series 2020-02, Class R, 144A	31.355	02/25/28		550	610,315
Series 2021-01, Class E, 144A	2.365	09/25/28		57	56,400
Series 2021-01, Class F, 144A	4.280	09/25/28		600	586,483
Series 2021-02, Class D, 144A	1.138	12/26/28		271	265,000
Series 2021-02, Class E, 144A	2.280	12/26/28		194	190,906
Series 2021-03, Class E, 144A	2.102	02/26/29		213	206,280
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		4,000	3,934,402
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	871,651
Series 2023-01A, Class B, 144A	5.810	02/14/31		7,700	7,731,983

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust, (cont’d.)
Series 2023-01A, Class C, 144A	6.140%	02/14/31		3,400	$3,409,354
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		663	664,039
Series 2022-C, Class E, 144A	11.366	12/15/32		506	511,844
Series 2023-B, Class F, 144A	12.240	12/15/33		800	804,686

Santander Bank, NA, Series 2021-01A, Class C, 144A	3.268	12/15/31		176	172,372
Santander Drive Auto Receivables Trust,
Series 2020-02, Class D	2.220	09/15/26		195	193,376
Series 2020-03, Class D	1.640	11/16/26		1,242	1,221,893
Series 2021-01, Class D	1.130	11/16/26		4,890	4,775,914
Series 2022-07, Class A2	5.810	01/15/26		837	837,282
					59,551,944
Collateralized Loan Obligations 22.3%
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.818(c)	04/25/34	EUR	5,250	5,590,169
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.619(c)	01/22/38	EUR	15,000	16,252,923
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	4.762(c)	11/15/31	EUR	1,252	1,344,748
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	417	437,616

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	6.849(c)	01/20/34		5,000	5,004,278
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.292(c)	04/15/35	EUR	8,000	8,436,309
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.618(c)	04/18/35		25,000	24,975,000
Bain Capital Euro CLO DAC (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.070(c)	01/24/33	EUR	10,000	10,776,793
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	01/20/32		14,963	14,963,063

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class B2R, 144A, 3 Month SOFR + 2.342% (Cap N/A, Floor 2.080%)	7.711%(c)	05/17/31		10,000	$10,023,333
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	12/19/32		9,000	9,002,903

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.746(c)	10/15/34		25,000	24,994,097
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.749(c)	08/20/32		26,500	26,478,713
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	4.542(c)	04/15/31	EUR	7,500	8,006,594
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.675(c)	03/15/32	EUR	4,498	4,812,437
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.575(c)	03/15/32	EUR	17,450	18,620,733

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.548(c)	04/17/31		2,102	2,104,396
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)	6.681(c)	01/25/33		30,000	30,090,261
Cathedral Lake Ltd. (Cayman Islands), Series 2021-08A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.797(c)	01/20/35		9,500	9,514,493
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.759(c)	07/20/34		10,000	9,988,053
CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.992(c)	01/15/34	EUR	8,000	8,549,978
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.658(c)	04/20/35		8,750	8,749,238
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	2,281	2,378,598
Series 08A, Class A1RR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.792(c)	07/15/34	EUR	6,500	6,916,098

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland), (cont’d.)
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.812%(c)	05/22/32	EUR	20,000	$21,463,476
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.808(c)	10/15/29		87	87,469
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.856(c)	07/15/29		44	44,288
Series 2017-06A, Class A2, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.712%)	7.026(c)	07/15/29		6,575	6,567,902
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	10/20/34		4,000	4,003,345
Series 2021-14A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.329(c)	10/20/34		6,750	6,745,236

Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.341(c)	02/15/29		430	430,625
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729(c)	01/22/31		646	646,974
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.586(c)	04/15/31		2,027	2,028,563
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.758(c)	10/20/31		5,000	5,005,976
Henley CLO DAC (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.918(c)	12/25/35	EUR	3,250	3,475,391
HPS Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.654(c)	02/05/31		172	172,586
ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.616(c)	04/25/31		2,347	2,346,825
Invesco Euro CLO DAC (Ireland), Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	4.592(c)	07/15/31	EUR	10,000	10,680,022
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.756(c)	01/15/31		1,016	1,015,688

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

KKR CLO Ltd., Series 30A, Class A1R, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	6.598%(c)	10/17/31		17,250	$17,269,204
Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.700(c)	01/18/34		15,000	15,015,739
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	04/21/31		955	956,894
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.279(c)	02/20/31		1,500	1,493,566
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.588(c)	10/12/30		5,637	5,645,839
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	6.696(c)	07/15/31		4,725	4,718,487
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.842(c)	06/20/34		13,995	13,989,639
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.827(c)	09/01/31		17,500	17,500,000

OAK Hill European Credit Partners Designated Activity Co. (Ireland), Series 2016-05A, Class ARR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.950(c)	01/21/35	EUR	9,000	9,566,983
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666(c)	04/26/31		4,631	4,640,419
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.567(c)	01/15/33		9,500	9,500,532

OFSI BSL Ltd. (Cayman Islands), Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.348(c)	10/18/35		8,500	8,515,037
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)	6.658(c)	04/17/31		14,827	14,856,669
Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.829(c)	10/30/30		541	542,827

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.314(c)	04/15/31		13,000	13,011,786

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.879%(c)	02/14/34		10,000	$10,015,506
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.579(c)	10/20/31		8,958	8,954,227
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.756(c)	10/15/34		15,000	14,992,500

Providus CLO DAC (Ireland), Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.592(c)	07/15/31	EUR	5,875	6,256,094
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.759(c)	10/20/34		15,000	14,959,115
Series 2021-03A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.329(c)	10/20/34		8,925	8,930,351
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.101(c)	01/20/36		7,000	7,018,368

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)	6.761(c)	07/25/31		441	440,885
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.742(c)	05/07/31		2,853	2,858,896
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	6.731(c)	08/15/30		5,970	5,982,093

Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.656(c)	01/26/31		3,503	3,509,683
St. Pauls CLO (Netherlands), Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)	4.910(c)	07/20/35	EUR	14,000	14,904,581
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.778(c)	04/25/30	EUR	5,930	6,376,201
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	4.712(c)	02/20/30	EUR	19,839	21,240,110
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.761(c)	10/29/34		7,250	7,239,192
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.598(c)	10/20/32		22,000	22,020,110

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.818%(c)	01/17/30		718	$719,774
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.739(c)	07/20/34		15,000	15,006,707
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.188(c)	01/20/36		25,000	24,999,275
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.311(c)	01/15/36		14,000	14,021,230

Toro European CLO DAC (Ireland), Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.938(c)	07/25/34	EUR	13,500	14,353,432
Trinitas CLO Ltd. (Cayman Islands), Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	7.008(c)	01/20/35		15,650	15,649,562
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.836(c)	01/15/32		3,250	3,252,678
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.789(c)	10/20/34		14,500	14,509,509
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.678(c)	07/17/31		4,179	4,178,644
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	10/20/31		2,211	2,211,780
Series 2018-03A, Class A1A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.829(c)	01/20/32		2,750	2,752,764
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699(c)	07/20/32		17,625	17,595,261

Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.728(c)	01/17/31		748	748,203
Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.786(c)	10/15/34		4,500	4,485,969

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.866%(c)	04/15/30		343	$344,152
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	07/20/31		3,966	3,972,057
					764,447,720
Consumer Loans 1.0%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	557	404,666
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		600	554,754
Lendmark Funding Trust, Series 2021-01A, Class A, 144A	1.900	11/20/31		5,000	4,529,581
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		468	458,706
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,400	2,223,447
Series 2022-02A, Class D, 144A	6.550	10/14/34		6,870	6,769,078
Series 2023-01A, Class A, 144A	5.500	06/14/38		12,200	12,360,247
Series 2023-01A, Class D, 144A	7.490	06/14/38		100	103,233

Oportun Funding XIV LLC, Series 2021-A, Class A, 144A	1.210	03/08/28		696	668,369
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29		560	559,372
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		3,300	3,159,488
SoFi Consumer Loan Program Trust, Series 2022-01S, Class A, 144A	6.210	04/15/31		1,998	1,997,674
					33,788,615
Credit Cards 0.2%
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)	6.169(c)	03/15/29	GBP	1,900	2,408,467

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Credit Cards (cont’d.)
Newday Funding Master Issuer PLC (United Kingdom), (cont’d.)
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)	6.423%(c)	03/15/29		1,700	$1,700,325
Series 2021-02A, Class A1, 144A, SONIA + 0.800% (Cap N/A, Floor 0.000%)	5.999(c)	07/15/29	GBP	800	1,014,873
					5,123,665
Home Equity Loans 0.2%
Asset-Backed Funding Certificate Trust, Series 2003-AHL01, Class A1	4.184(cc)	03/25/33		33	32,432
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)	6.950(c)	03/25/43		109	107,242
Home Equity Asset Trust, Series 2003-08, Class M1, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)	6.530(c)	04/25/34		148	145,480
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.045(c)	03/25/54		536	538,408
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.945(c)	05/25/54		527	528,628
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month SOFR + 1.154% (Cap N/A, Floor 1.040%)	6.490(c)	10/25/33		1,054	1,032,402
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.470(c)	10/25/33		55	54,413

Towd Point HE Trust, Series 2023-01, Class A1A, 144A	6.875	02/25/63		1,000	1,011,498
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63		2,525	2,600,357
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		1,100	1,099,828
					7,150,688
Other 0.1%
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)	8.250(c)	06/25/24		4,340	4,285,135

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 0.1%
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month SOFR + 0.714% (Cap 13.875%, Floor 0.600%)	6.050%(c)	06/25/33		97	$95,332
Countrywide Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	5.870(c)	08/25/34		1,045	987,576
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.956(c)	11/25/60	EUR	419	429,650
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.868(c)	09/27/75	EUR	2,177	2,322,331
Structured Asset Investment Loan Trust, Series 2003-BC02, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.150(c)	04/25/33		18	18,368
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	7.130(c)	03/15/26	EUR	1,045	959,710
					4,812,968
Student Loans 0.1%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	284,076
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		470	444,139
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		823	782,665
Series 2019-A, Class R, 144A	0.000	10/25/48		1,133	233,420

SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month SOFR + 3.364% (Cap N/A, Floor 1.250%)	8.700(c)	11/29/24		1,059	1,058,832
					2,803,132

Total Asset-Backed Securities (cost $900,237,443)					881,963,867
Commercial Mortgage-Backed Securities 12.2%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252	06/15/54		18,000	15,322,977

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK,
Series 2017-BNK05, Class A4	3.131%	06/15/60	1,000	$944,938
Series 2017-BNK06, Class A4	3.254	07/15/60	230	218,937
Series 2018-BN10, Class A4	3.428	02/15/61	4,665	4,453,294
Series 2019-BN17, Class A3	3.456	04/15/52	4,119	3,877,134
Series 2019-BN18, Class A3	3.325	05/15/62	1,800	1,622,472
Series 2019-BN24, Class A2	2.707	11/15/62	3,500	3,140,144
Series 2020-BN25, Class A3	2.391	01/15/63	4,910	4,666,926
Series 2020-BN29, Class A3	1.742	11/15/53	2,000	1,608,749
Series 2021-BN33, Class A4	2.270	05/15/64	10,400	8,826,236

BANK5, Series 2023-05YR02, Class A3	6.656(cc)	07/15/56	15,000	16,010,761
Barclays Commercial Mortgage Securities Trust,
Series 2019-C05, Class A3	2.805	11/15/52	6,100	5,590,652
Series 2023-C20, Class A2	6.383(cc)	07/15/56	3,550	3,713,793
Series 2023-C21, Class A2	6.506(cc)	09/15/56	6,500	6,805,369

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	7,425	6,977,336
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	747,076
Series 2019-B10, Class A3	3.455	03/15/62	3,100	2,905,169
Series 2020-B17, Class A4	2.042	03/15/53	3,400	2,832,820
Series 2020-B20, Class A3	1.945	10/15/53	10,000	8,600,849
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,649,095
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	3,327,908
Series 2021-B26, Class A4	2.295	06/15/54	10,600	8,769,917
Series 2023-V02, Class A3	5.812(cc)	05/15/55	15,500	16,029,697
Series 2023-V03, Class A3	6.363(cc)	07/15/56	15,000	15,857,878
BMO Mortgage Trust,
Series 2023-05C01, Class A3	6.534(cc)	08/15/56	13,000	13,811,425
Series 2023-C05, Class A2	6.518	06/15/56	9,700	10,142,651
Series 2023-C06, Class A2	6.868(cc)	09/15/56	12,000	12,784,445
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.000%)	7.448(c)	10/15/36	1,785	1,773,844
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.300%)	7.748(c)	10/15/36	6,545	6,479,551
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	7.396(c)	10/15/36	11,000	10,710,753
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.033(c)	01/15/39	13,400	13,065,000
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.033(c)	01/15/39	5,700	5,348,958

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248%	05/10/50	553	$521,490
Series 2017-CD05, Class A3	3.171	08/15/50	800	749,007
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,554,277

CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.953(c)	09/15/38	5,900	5,944,250
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,584	1,509,780
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575	08/10/49	2,898	2,748,850
Series 2017-C04, Class A3	3.209	10/12/50	974	917,269
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	135,854
Series 2018-C06, Class A3	4.145	11/10/51	4,866	4,516,761
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	8,824,317

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.219(c)	11/15/37	2,212	2,206,199
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.024(cc)	02/10/47	157,461	1,575
Series 2014-CR17, Class A5	3.977	05/10/47	6,400	6,359,228
Series 2016-COR01, Class A3	2.826	10/10/49	693	658,418
Series 2017-COR02, Class A2	3.239	09/10/50	9,978	9,457,215

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)	7.531(c)	05/15/36	3,292	3,279,349
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,244,651
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3 (original cost $1,918,987; purchased 08/08/18)(f)	3.959	08/15/51	1,900	1,810,456
Series 2019-C15, Class A3	3.779	03/15/52	6,000	5,634,230

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	200	138,000
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	284	266,123
Series 2017-C06, Class A4	3.071	06/10/50	600	566,267

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673(cc)	09/10/35	250	205,352
FHLMC Multifamily Structured Pass-Through Certificates,
Series K069, Class X1, IO	0.470(cc)	09/25/27	6,361	71,529
Series K090, Class X1, IO	0.855(cc)	02/25/29	99,222	3,090,361
Series K093, Class X1, IO	1.083(cc)	05/25/29	12,677	509,917

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K097, Class X1, IO	1.219%(cc)	07/25/29	17,869	$869,007
Series K101, Class X1, IO	0.946(cc)	10/25/29	18,880	732,864
Series K122, Class X1, IO	0.969(cc)	11/25/30	37,372	1,742,752
Series K1513, Class X1, IO	0.991(cc)	08/25/34	30,725	1,792,572
Series K735, Class X1, IO	1.095(cc)	05/25/26	8,273	141,444
Series Q001, Class XA, IO	2.106(cc)	02/25/32	12,861	963,279

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%)	7.682(c)	08/01/24	8,500	8,430,781
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.598(cc)	04/10/47	15,000	150
Series 2017-GS06, Class A2	3.164	05/10/50	786	742,600
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,095,263
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,311,149
Series 2019-GC38, Class A3	3.703	02/10/52	6,950	6,519,773

IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	140	138,156
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47	1,400	1,369,454
Series 2015-C29, Class A4	3.611	05/15/48	1,890	1,826,877
Series 2015-C30, Class A5	3.822	07/15/48	4,200	4,028,758
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	2,910	2,746,470
Series 2017-C07, Class A4	3.147	10/15/50	1,100	1,030,822

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31	10,600	3,800,907
MHP, Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)	7.944(c)	01/15/27	2,917	2,822,357
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	2,471	2,376,796
Series 2016-C30, Class A4	2.600	09/15/49	5,320	5,052,625
Series 2017-C33, Class A4	3.337	05/15/50	1,200	1,146,300
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	3,622	3,532,473
Series 2017-H01, Class A4	3.259	06/15/50	1,100	1,043,083
Series 2017-HR02, Class A3	3.330	12/15/50	1,982	1,876,131
Series 2018-H04, Class A3	4.043	12/15/51	1,394	1,350,054
Series 2019-H06, Class A3	3.158	06/15/52	1,600	1,472,631
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36	800	660,499
Series 2021-L07, Class A4	2.322	10/15/54	11,000	9,174,235

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

MSWF Commercial Mortgage Trust, Series 2023-01, Class A2	6.451%	05/15/56		21,000	$21,834,296
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	4,344,949
ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.947(c)	03/15/36		5,000	4,625,000
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.850%, Floor 1.500%)	6.850(c)	01/23/29	GBP	8,000	9,836,478
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		471	445,818
Series 2017-C07, Class A3	3.418	12/15/50		1,647	1,564,027
Series 2018-C08, Class A3	3.720	02/15/51		2,160	2,057,595
Series 2018-C10, Class A3	4.048	05/15/51		1,392	1,320,283
Series 2018-C14, Class A3	4.180	12/15/51		2,482	2,384,896
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,277	1,209,870
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,322,682
Series 2017-C40, Class A3	3.317	10/15/50		350	331,963
Series 2017-RB01, Class A4	3.374	03/15/50		632	596,693
Series 2018-C43, Class XB, IO	0.463(cc)	03/15/51		51,500	668,501
Series 2018-C46, Class XB, IO	0.486(cc)	08/15/51		104,789	1,596,827
Series 2020-C56, Class A4	2.194	06/15/53		3,300	2,800,228
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.948(c)	05/15/31		7,000	6,292,243

Total Commercial Mortgage-Backed Securities (cost $441,832,242)					416,560,090
Corporate Bonds 28.4%
Aerospace & Defense 0.8%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A	3.800	10/07/24		60	59,290
Gtd. Notes, 144A	3.850	12/15/25		30	29,442
Boeing Co. (The),
Sr. Unsec’d. Notes	1.433	02/04/24		11,940	11,940,000
Sr. Unsec’d. Notes	2.250	06/15/26		80	74,811
Sr. Unsec’d. Notes	2.750	02/01/26		90	85,889
Sr. Unsec’d. Notes	3.625	02/01/31		3,940	3,601,488
Sr. Unsec’d. Notes	4.875	05/01/25		290	288,079
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		1,688	1,701,825

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.500%	02/01/29	325	$330,688
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	9,114	9,089,301
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832	04/27/25	115	113,161
Sr. Unsec’d. Notes	4.400	06/15/28	50	49,429
RTX Corp.,
Sr. Unsec’d. Notes	3.125	05/04/27	20	19,042
Sr. Unsec’d. Notes	7.200	08/15/27	30	32,461
				27,414,906
Agriculture 0.0%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	140	125,466
Gtd. Notes	4.700	04/02/27	15	14,865

BAT International Finance PLC (United Kingdom), Gtd. Notes	4.448	03/16/28	70	68,433
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	3.125	07/26/24	300	296,171
				504,935
Airlines 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,100	1,080,871
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Sr. Sec’d. Notes, 144A	6.500	06/20/27	235	235,074
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	3,365	3,388,360
Sr. Unsec’d. Notes	5.250	05/04/25	335	335,100

United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	86	82,824
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,288,315
				7,410,544

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.0%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875%	05/15/26	825	$794,720
Tapestry, Inc., Sr. Unsec’d. Notes	4.125	07/15/27	120	114,003
				908,723
Auto Manufacturers 0.6%
Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	1.625	12/13/24	310	300,849
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	575	517,433
Sr. Unsec’d. Notes	4.134	08/04/25	925	903,671
Sr. Unsec’d. Notes	6.800	05/12/28	3,050	3,166,249
Sr. Unsec’d. Notes	6.950	03/06/26	1,275	1,303,667

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	3,755	4,046,829
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	35	33,497
Gtd. Notes	4.000	01/15/25	155	152,981
Sr. Unsec’d. Notes	1.500	06/10/26	335	308,720
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	5,962,498
Sr. Unsec’d. Notes	5.000	04/09/27	70	69,950
Sr. Unsec’d. Notes	5.400	04/06/26	335	337,221
Sr. Unsec’d. Notes	6.050	10/10/25	75	76,070
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	1.000	09/17/24	35	34,003
Sr. Unsec’d. Notes, 144A	2.375	10/15/27	55	50,277
Sr. Unsec’d. Notes, 144A	3.500	11/02/26	105	100,468
Sr. Unsec’d. Notes, 144A	5.600	03/30/28	30	30,648
Sr. Unsec’d. Notes, 144A, MTN	0.875	06/14/24	75	73,663
Sr. Unsec’d. Notes, 144A, MTN	1.500	06/15/26	25	23,005
Sr. Unsec’d. Notes, 144A, MTN	1.800	01/10/28	15	13,313
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	30	26,479

Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN	1.125	09/16/24	300	290,874

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	3.800%(cc)	10/24/25	3,500	$3,444,160
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	1.250	11/24/25	200	186,577
				21,453,102
Auto Parts & Equipment 0.1%
Aptiv PLC/Aptiv Corp., Gtd. Notes	2.396	02/18/25	330	320,709
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	850	844,688
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	1,550	1,354,432
				2,519,829
Banks 8.1%
ABN AMRO Bank NV (Netherlands), Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26	10,700	10,863,982
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875	01/11/29	1,250	1,207,031
Banco Santander SA (Spain), Sr. Non-Preferred Notes	1.849	03/25/26	600	558,925
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	2,485	2,068,377
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	5,690	4,925,519
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,360,329
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	505,392
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,371,848
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	1,615	1,394,900
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,227,966
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	654,432
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,252,265
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	7,319,591
Sub. Notes, MTN	4.450	03/03/26	6,500	6,441,507
Sub. Notes, Series L, MTN	3.950	04/21/25	300	295,289

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	119,495
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	196,046
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,400	1,392,550

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	5.829%(ff)	05/09/27	335	$337,234
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	4,255	3,791,104
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	4,415	3,737,830
Sr. Non-Preferred Notes, 144A	3.375	01/09/25	350	343,169
Sr. Preferred Notes, 144A	5.335(ff)	06/12/29	335	339,738
BPCE SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.975(ff)	01/18/27	10,000	10,089,625
Sub. Notes, 144A, MTN	4.625	07/11/24	335	332,264

Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.750	05/05/26	6,201	6,192,723
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	6,615	6,106,759
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	2,125	2,096,803
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,155	1,099,504
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,246,013
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	810	705,994
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,386,895
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	939,916
Sub. Notes	4.125	07/25/28	1,260	1,216,456
Sub. Notes	4.300	11/20/26	335	329,387
Sub. Notes	4.400	06/10/25	210	207,709
Sub. Notes	4.450	09/29/27	6,500	6,367,242
Sub. Notes	4.600	03/09/26	165	163,714
Sub. Notes	6.174(ff)	05/25/34	3,555	3,688,835

Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A	6.316(ff)	10/03/29	4,895	5,098,146
Danske Bank A/S (Denmark), Sr. Preferred Notes, 144A, MTN	6.259(ff)	09/22/26	3,910	3,975,874
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	3.961(ff)	11/26/25	2,655	2,610,454
Sr. Non-Preferred Notes	6.819(ff)	11/20/29	6,360	6,672,149

Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	1,937,566
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	450	493,698
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	2,812,589
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	7,687,291
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	2,640	2,227,569
Sr. Unsec’d. Notes	3.102(ff)	02/24/33	3,523	3,032,262

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	3.500%	01/23/25	515	$506,571
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	261,850
Sr. Unsec’d. Notes	3.850	01/26/27	800	780,241
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,039,560
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	8,600	9,127,795
Sr. Unsec’d. Notes, EMTN	4.650(cc)	05/31/24	2,244	2,231,514
Sr. Unsec’d. Notes, MTN	4.800	07/08/44	125	118,790

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	600	597,646
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,515	1,498,496
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,260	2,198,944
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	4,510	4,301,322
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,360,140
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	6,175	5,164,169
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	6,395	5,417,992
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	2,690	2,310,889
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	356,492
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,354,358
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,498,024
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,783,312
Sub. Notes	3.875	09/10/24	310	306,935

KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	2,460	2,114,713
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	800	774,022
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.309(ff)	07/20/32	6,285	5,205,803
Sr. Unsec’d. Notes	2.801	07/18/24	1,930	1,905,197

Mizuho Financial Group, Inc. (Japan), Sub. Notes, 144A	4.353	10/20/25	335	328,073
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	6,474,519
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,087,348
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,120,832
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	2,646,800
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,150,467
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	1,680	1,398,469
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	3,875	3,307,632
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	612,120
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,421,946

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sub. Notes, MTN	5.000%	11/24/25	175	$174,974

PNC Bank NA, Sub. Notes	4.050	07/26/28	350	337,226
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	1.673(ff)	06/14/27	335	306,139
Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	2.226(ff)	01/21/26	7,500	7,242,659
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.092(c)	09/30/24	9,709	9,648,851
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	3,365	3,631,858
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	335	319,720
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	3,510	2,999,079
Sr. Unsec’d. Notes, 144A	4.488(ff)	05/12/26	1,635	1,613,561
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.940(c)	05/12/26	5,085	5,113,979

UniCredit SpA (Italy), Sr. Non-Preferred Notes, 144A	2.569(ff)	09/22/26	1,180	1,117,850
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	3,050	2,320,706
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	11,845	12,484,732
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,575	2,238,090
				276,734,361
Beverages 0.0%
Constellation Brands, Inc., Sr. Unsec’d. Notes	5.000	02/02/26	40	39,955
Biotechnology 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.200	02/21/27	30	27,945
Sr. Unsec’d. Notes	3.125	05/01/25	280	273,482
Sr. Unsec’d. Notes	5.150	03/02/28	335	341,259
Sr. Unsec’d. Notes(a)	5.600	03/02/43	4,555	4,689,073

Baxalta, Inc., Gtd. Notes	4.000	06/23/25	925	912,159
				6,243,918

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials 0.2%
CEMEX Materials LLC (Mexico), Gtd. Notes	7.700%	07/21/25		1,800	$1,841,400
JELD-WEN, Inc., Gtd. Notes, 144A(a)	4.875	12/15/27		2,239	2,134,931
Lennox International, Inc., Gtd. Notes	1.700	08/01/27		30	27,063
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28		2,000	1,912,288
					5,915,682
Chemicals 0.4%
Ashland Services BV, Gtd. Notes	2.000	01/30/28	EUR	3,900	3,867,015
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	1.125	09/22/24	EUR	1,400	1,472,795
FMC Corp., Sr. Unsec’d. Notes	5.150	05/18/26		70	70,025
LYB International Finance III LLC, Gtd. Notes	1.250	10/01/25		185	173,486
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.875	06/01/24		1,800	1,784,250
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.000	04/01/25		35	34,083
Sr. Unsec’d. Notes	4.900	03/27/28		335	336,573
Sr. Unsec’d. Notes	5.950	11/07/25		20	20,339

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25		96	93,521
Sasol Financing USA LLC (South Africa),
Gtd. Notes(a)	4.375	09/18/26		1,020	950,194
Gtd. Notes	5.875	03/27/24		3,060	3,047,852
Gtd. Notes(a)	6.500	09/27/28		600	566,370
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25		85	83,061
Sr. Unsec’d. Notes	3.450	06/01/27		45	43,382
Sr. Unsec’d. Notes	4.050	08/08/24		25	24,809

TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27		226	230,287

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Westlake Corp., Sr. Unsec’d. Notes	0.875%	08/15/24		70	$68,243
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	3.800	06/06/26		335	322,980
					13,189,265
Commercial Services 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		1,125	1,109,484
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		1,800	1,490,526
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		2,028	1,982,479
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,000	903,750
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,925	1,727,687

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		931	887,429
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		2,696	2,563,525
Gtd. Notes, 144A	5.500	07/15/25		1,000	996,081
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	0.886	09/29/25		6,000	5,606,369
Sr. Unsec’d. Notes	0.894	12/10/25		3,643	3,378,663

DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	1,614	1,667,939
Equifax, Inc., Sr. Unsec’d. Notes	5.100	06/01/28		330	333,649
ERAC USA Finance LLC, Gtd. Notes, 144A	4.600	05/01/28		335	333,269
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	728,307
Global Payments, Inc.,
Sr. Unsec’d. Notes	1.500	11/15/24		80	77,438
Sr. Unsec’d. Notes	2.150	01/15/27		80	74,051
Sr. Unsec’d. Notes	2.650	02/15/25		45	43,699
Sr. Unsec’d. Notes	4.450	06/01/28		85	82,896

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

GTCR W-2 Merger Sub LLC, Sr. Sec’d. Notes, 144A	7.500%	01/15/31		350	$364,667
United Rentals North America, Inc., Gtd. Notes	5.500	05/15/27		320	319,235
					24,671,143
Computers 0.2%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,180	2,291,256
Dell International LLC/EMC Corp., Sr. Unsec’d. Notes	6.020	06/15/26		175	178,816
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24		125	120,865
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26		170	158,111
Leidos, Inc., Gtd. Notes	3.625	05/15/25		175	171,243
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		971	1,041,787
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25		1,967	1,958,623
					5,920,701
Distribution/Wholesale 0.2%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28		6,219	5,646,480
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28		225	231,048
					5,877,528
Diversified Financial Services 1.3%
American Express Co., Sr. Unsec’d. Notes	6.338(ff)	10/30/26		8,335	8,506,362
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		2,925	2,833,263
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28		2,880	2,974,085
Capital One Financial Corp.,
Sr. Unsec’d. Notes	3.300	10/30/24		335	329,648

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp., (cont’d.)
Sr. Unsec’d. Notes	4.927%(ff)	05/10/28		35	$34,509
Sr. Unsec’d. Notes	4.985(ff)	07/24/26		95	94,473
Sr. Unsec’d. Notes	7.149(ff)	10/29/27		4,450	4,637,047

CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150	07/24/24		2,000	1,976,092
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750	11/02/27		250	237,476
Dexia SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24		500	487,760
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	7.722(c)	05/31/25		9,300	8,788,500
LPL Holdings, Inc.,
Gtd. Notes	6.750	11/17/28		1,710	1,806,586
Gtd. Notes, 144A	4.625	11/15/27		110	105,969

Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27		425	418,541
OMERS Finance Trust (Canada), Gtd. Notes, 144A	5.500	11/15/33		10,000	10,585,621
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28		800	701,586
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	207,390
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,389,320
					46,114,228
Electric 1.7%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.950	06/01/28		35	33,803
AES Corp. (The),
Sr. Unsec’d. Notes	1.375	01/15/26		30	27,806
Sr. Unsec’d. Notes	5.450	06/01/28		250	253,243
Ameren Corp.,
Sr. Unsec’d. Notes	2.500	09/15/24		20	19,601
Sr. Unsec’d. Notes	3.650	02/15/26		170	165,491

Black Hills Corp., Sr. Unsec’d. Notes	5.950	03/15/28		25	25,926
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26		294	289,245
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		2,375	2,194,146

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Calpine Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.000%	02/01/31	1,950	$1,768,925

CenterPoint Energy, Inc., Sr. Unsec’d. Notes	1.450	06/01/26	25	23,218
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A(a)	4.688	05/15/29	3,011	2,828,458
Dominion Energy, Inc., Jr. Sub. Notes	3.071	08/15/24	35	34,487
DTE Energy Co., Sr. Unsec’d. Notes, Series F	1.050	06/01/25	155	146,742
Duke Energy Corp., Sr. Unsec’d. Notes	4.300	03/15/28	115	112,837
Edison International,
Sr. Unsec’d. Notes	4.700	08/15/25	10,000	9,920,647
Sr. Unsec’d. Notes	4.950	04/15/25	55	54,629
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A	3.625	10/13/25	305	298,729
Sr. Unsec’d. Notes, 144A	5.700	05/23/28	335	346,181

Entergy Corp., Sr. Unsec’d. Notes	0.900	09/15/25	35	32,768
Eskom Holdings SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	7.125	02/11/25	475	472,031
Eversource Energy,
Sr. Unsec’d. Notes	2.900	03/01/27	125	117,786
Sr. Unsec’d. Notes	4.200	06/27/24	70	69,578
Sr. Unsec’d. Notes	4.750	05/15/26	160	159,026
Sr. Unsec’d. Notes	5.450	03/01/28	150	152,736
Sr. Unsec’d. Notes, Series H	3.150	01/15/25	15	14,696
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	25	23,510

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25	125	123,347
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26	85	87,909
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	357	381,395
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	108	126,378
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	314	335,456
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	670	731,639
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	1,158	1,372,568
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	1,726	1,741,357
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27	470	513,240
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	4,320	3,990,600

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel), (cont’d.)
Sr. Sec’d. Notes, Series 6, 144A	5.000%	11/12/24		2,000	$1,975,000

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24		425	423,290
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30		1,640	1,509,247
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	3.550	05/01/27		335	322,588
Gtd. Notes	4.255	09/01/24		220	218,353
Gtd. Notes	4.625	07/15/27		185	184,482
Gtd. Notes	6.051	03/01/25		335	337,798

Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	3.508	10/01/24		140	137,715
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		5,500	5,442,378
Gtd. Notes	6.625	01/15/27		858	860,295
Gtd. Notes, 144A	5.250	06/15/29		625	599,314
Sr. Sec’d. Notes, 144A	3.750	06/15/24		50	49,450
Pacific Gas & Electric Co.,
First Mortgage	3.150	01/01/26		75	72,098
First Mortgage	3.300	12/01/27		175	163,816
First Mortgage	3.400	08/15/24		135	133,188
First Mortgage	4.950	06/08/25		45	44,739

Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.250	03/15/28		90	83,881
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes	2.875	10/25/25	EUR	1,000	1,061,129
Pinnacle West Capital Corp., Sr. Unsec’d. Notes	1.300	06/15/25		335	318,336
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25		20	18,760
Sr. Unsec’d. Notes	2.875	06/15/24		110	108,766

Sempra, Sr. Unsec’d. Notes	4.000	02/01/48		580	468,160
Southern Co. (The),
Sr. Unsec’d. Notes	3.250	07/01/26		220	212,318
Sr. Unsec’d. Notes	5.150	10/06/25		335	336,117
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		1,425	1,388,678
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	5,143,210

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375%	05/01/29		1,200	$1,108,248
Gtd. Notes, 144A	5.000	07/31/27		3,291	3,187,581
Gtd. Notes, 144A	5.500	09/01/26		1,000	990,708
Gtd. Notes, 144A	5.625	02/15/27		3,175	3,130,695
Sr. Sec’d. Notes, 144A	3.550	07/15/24		30	29,644
Sr. Sec’d. Notes, 144A	3.700	01/30/27		30	28,597
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26		45	44,898
Sr. Unsec’d. Notes	5.000	09/27/25		85	85,046

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.000	06/15/28		60	58,349
					59,267,006
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25		2,250	2,261,874
Gtd. Notes, 144A	7.250	06/15/28		3,000	3,082,258
					5,344,132
Electronics 0.0%
Amphenol Corp., Sr. Unsec’d. Notes	4.750	03/30/26		45	45,039
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26		30	27,351
					72,390
Engineering & Construction 0.3%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,517,765
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN(a)	1.750	10/23/30	EUR	2,400	2,291,568
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	184,650
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		1,560	1,446,557
Sr. Sec’d. Notes, 144A	4.250	10/31/26		3,796	3,642,110
					11,082,650

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.5%
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	6.250%	07/01/25		4,142	$4,162,027
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	368	11,944
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%^	11.000	09/30/26(d)	EUR	1,066	345,639
Sr. Sec’d. Notes, 144A	13.000	09/30/24	EUR	175	187,666

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		1,075	1,081,374
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	4.125	04/15/26		1,815	1,752,891
Sr. Sec’d. Notes, 144A	6.500	02/15/25		275	275,000

Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		4,250	4,106,296
Warnermedia Holdings, Inc.,
Gtd. Notes(a)	5.050	03/15/42		2,745	2,433,483
Gtd. Notes	5.141	03/15/52		3,750	3,227,055
					17,583,375
Foods 0.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	6.500	02/15/28		1,750	1,768,504
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		700	687,041
Gtd. Notes	5.250	09/15/27		3,300	2,975,842

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	7,100	8,516,986
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,200	3,697,637
General Mills, Inc., Sr. Unsec’d. Notes	4.000	04/17/25		40	39,501
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		335	321,748
Gtd. Notes	4.625	10/01/39		1,415	1,313,872

Kroger Co. (The), Sr. Unsec’d. Notes	2.650	10/15/26		335	316,769

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

McCormick & Co., Inc., Sr. Unsec’d. Notes	0.900%	02/15/26		15	$13,844
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.250	09/19/24		215	210,617
					19,862,361
Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500	08/01/24		2,295	2,267,747
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		1,195	1,145,123
Sr. Unsec’d. Notes	5.875	08/20/26		2,000	1,933,706

Brooklyn Union Gas Co. (The), Sr. Unsec’d. Notes, 144A	3.407	03/10/26		25	23,966
					3,102,795
Healthcare-Products 0.0%
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	450,105
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	653,599
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	417,246

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550	04/01/25		80	78,538
					1,599,488
Healthcare-Services 0.7%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,140,953
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.350	12/01/24		65	63,950
Sr. Unsec’d. Notes	4.900	02/08/26		335	333,718
HCA, Inc.,
Gtd. Notes	3.125	03/15/27		70	66,563
Gtd. Notes	5.200	06/01/28		335	337,928
Gtd. Notes	5.250	04/15/25		15	14,985
Gtd. Notes	5.250	06/15/26		335	336,012
Gtd. Notes	5.375	02/01/25		275	274,996

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Gtd. Notes	5.375%	09/01/26		290	$291,759

Humana, Inc., Sr. Unsec’d. Notes	5.700	03/13/26		55	55,023
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	675,550
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	6,817	6,631,155
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,212,507
Sr. Sec’d. Notes, 144A	5.700	05/15/28		335	341,488
Sr. Sec’d. Notes, 144A	6.250	02/01/29		4,005	4,173,691
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	1.550	06/01/26		205	190,059
Sr. Unsec’d. Notes	3.600	02/01/25		125	122,902
Sr. Unsec’d. Notes	3.600	09/01/27		335	322,851

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		3,025	2,836,911
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26		3,000	2,998,698
Tenet Healthcare Corp.,
Gtd. Notes	6.125	10/01/28		500	497,091
Sr. Sec’d. Notes	4.250	06/01/29		25	23,175
Sr. Sec’d. Notes	4.625	06/15/28		225	213,380
					23,155,345
Home Builders 0.8%
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		2,050	1,999,722
Gtd. Notes	7.250	10/15/29		1,350	1,356,907

Century Communities, Inc., Gtd. Notes	6.750	06/01/27		4,175	4,205,480
D.R. Horton, Inc., Gtd. Notes	2.500	10/15/24		50	48,957
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25		6,260	6,189,575
Lennar Corp.,
Gtd. Notes	4.750	05/30/25		220	218,845
Gtd. Notes	4.750	11/29/27		135	134,587
Gtd. Notes	5.000	06/15/27		40	40,069
Gtd. Notes	5.250	06/01/26		3,145	3,157,092

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

M/I Homes, Inc., Gtd. Notes	4.950%	02/01/28	834	$798,346
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	3,000	2,895,000
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	468	467,195
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	1,325	1,325,062
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	3,000	2,948,395
				25,785,232
Insurance 0.0%
Aon Global Ltd., Gtd. Notes	3.500	06/14/24	80	79,326
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	131,155
CNA Financial Corp., Sr. Unsec’d. Notes	4.500	03/01/26	30	29,723
Equitable Holdings, Inc., Sr. Unsec’d. Notes	7.000	04/01/28	20	21,358
High Street Funding Trust I, Sr. Unsec’d. Notes, 144A	4.111	02/15/28	335	317,201
Markel Group, Inc., Sr. Unsec’d. Notes	4.150	09/17/50	505	406,036
				984,799
Internet 0.2%
eBay, Inc., Sr. Unsec’d. Notes	1.900	03/11/25	55	53,081
Expedia Group, Inc., Gtd. Notes, 144A	6.250	05/01/25	335	337,699
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	5,000	4,972,281
				5,363,061
Iron/Steel 0.0%
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	1,178	1,239,845

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400%	06/15/25	25	$24,015
Sr. Unsec’d. Notes	2.800	12/15/24	75	73,317
				1,337,177
Leisure Time 0.3%
Carnival Corp., Gtd. Notes, 144A	5.750	03/01/27	1,150	1,135,625
Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28	925	1,012,813
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	900	875,813
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	1,750	1,760,937

Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.500	08/31/26	1,175	1,163,250
Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	1,725	1,666,160
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	1,350	1,292,828
				8,907,426
Lodging 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes	3.750	03/15/25	45	44,272
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	935	908,146
Gtd. Notes	5.750	06/15/25	150	150,157
Gtd. Notes	6.750	05/01/25	5,500	5,512,512
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	4.050(c)	01/08/26	1,000	960,000
Sr. Unsec’d. Notes	5.375(c)	08/08/25	300	295,500

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	1,700	1,662,113
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26	2,150	2,077,438
				11,610,138
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	525	540,267

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified (cont’d.)
CNH Industrial Capital LLC, Gtd. Notes	1.450%	07/15/26		45	$41,424
Dover Corp., Sr. Unsec’d. Notes	3.150	11/15/25		35	33,956
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28		1,075	1,122,970
					1,738,617
Media 1.2%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes	2.250	01/15/25	EUR	3,000	3,124,574
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27		625	602,573
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		25	23,254
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		2,750	2,723,935
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47		85	70,969
Sr. Sec’d. Notes	6.384	10/23/35		3,075	3,099,611
Sr. Sec’d. Notes	6.484	10/23/45		95	91,209

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15	14,362
CSC Holdings LLC,
Gtd. Notes, 144A(a)	5.500	04/15/27		9,497	8,527,086
Sr. Unsec’d. Notes(a)	5.250	06/01/24		3,000	2,995,080
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $55,688; purchased 01/31/24)(f)	6.625	08/15/27(d)		825	55,688
Sec’d. Notes, 144A (original cost $3,074,190; purchased 09/09/19 - 08/30/22)(f)	5.375	08/15/26(d)		8,190	568,207

DISH DBS Corp., Gtd. Notes	7.750	07/01/26		4,500	2,655,108
DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		2,775	2,895,477
Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26		479	469,429
Paramount Global, Sr. Unsec’d. Notes	3.700	06/01/28		25	23,178
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,400	3,364,723

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24		4,940	$4,925,180
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,271,419
Sr. Sec’d. Notes	4.250	01/15/30	GBP	1,800	1,999,921

Ziggo BV (Netherlands), Sr. Sec’d. Notes	2.875	01/15/30	EUR	1,270	1,237,162
					41,738,145
Mining 0.2%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	7.500	04/01/25		2,100	2,039,877
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		1,230	1,191,698
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26		2,150	2,012,934
					5,244,509
Miscellaneous Manufacturing 0.2%
Parker-Hannifin Corp., Sr. Unsec’d. Notes	3.650	06/15/24		335	332,508
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31		6,825	5,899,898
					6,232,406
Multi-National 0.4%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820	06/16/28		3,000	3,195,199
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	5.250	11/21/25		10	10,033
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25		500	517,367
Sr. Unsec’d. Notes	7.000	06/15/25		1,000	1,030,366
Unsec’d. Notes	6.950	08/01/26		500	529,733
Unsec’d. Notes, MTN	6.750	07/15/27		1,895	2,029,455

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)

International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820%(c)	08/11/26	5,500	$5,120,569
				12,432,722
Office/Business Equipment 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	2,545	2,382,661
Gtd. Notes	4.125	05/01/25	3,056	3,004,759
Gtd. Notes	5.500	12/01/24	4,000	3,986,483
				9,373,903
Oil & Gas 2.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	1,575	1,569,917
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	1,585	1,359,123
Sr. Unsec’d. Notes, 144A	2.000	07/15/26	5,632	5,213,461
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	100	100,059
Gtd. Notes, 144A	9.000	11/01/27	641	813,871
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	50	48,760
Sr. Unsec’d. Notes	5.400	06/15/47	792	746,563

Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	3,825	3,806,263
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,675	1,673,263
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	1,585	1,546,916
Gtd. Notes, 144A	8.375	07/01/28	1,320	1,388,050

Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250	02/15/28	435	453,870
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	09/15/24	15	14,954
Sr. Unsec’d. Notes	5.250	10/15/27	20	20,125
Sr. Unsec’d. Notes	5.875	06/15/28	205	206,752

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875%	04/29/30		1,545	$1,499,268
Sr. Unsec’d. Notes	8.625	01/19/29		3,950	4,172,187

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		1,375	1,368,287
Energian Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,063	977,960
Sr. Sec’d. Notes, 144A	5.375	03/30/28		2,458	2,141,532

Gazprom PJSC Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes	4.250	04/06/24	GBP	2,000	2,179,756
Hess Corp.,
Sr. Unsec’d. Notes	3.500	07/15/24		25	24,748
Sr. Unsec’d. Notes	4.300	04/01/27		55	54,308

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	11/01/28		1,650	1,643,934
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	194,563
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28		75	72,145
Sr. Unsec’d. Notes	4.700	05/01/25		300	297,987
Sr. Unsec’d. Notes	5.125	12/15/26		315	317,336

MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		125	126,719
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.900	08/15/24		335	330,093
Sr. Unsec’d. Notes	5.500	12/01/25		240	241,167
Sr. Unsec’d. Notes	5.550	03/15/26		335	337,446
Sr. Unsec’d. Notes	7.500	05/01/31		250	279,337
Ovintiv, Inc.,
Gtd. Notes	5.375	01/01/26		70	70,042
Gtd. Notes	5.650	05/15/25		335	336,561
Gtd. Notes	5.650	05/15/28		335	340,908

Parkland Corp. (Canada), Gtd. Notes, 144A	5.875	07/15/27		4,625	4,589,064
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,600	1,656,923
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	1,800	2,160,901
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,400	1,774,060
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	2,370	2,433,196
Gtd. Notes	6.490	01/23/27		3,045	2,863,670

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.500%	03/13/27		2,278	$2,132,208
Gtd. Notes	6.500	01/23/29		300	264,933
Gtd. Notes	6.840	01/23/30		300	256,230
Gtd. Notes	6.875	10/16/25		2,650	2,616,689
Gtd. Notes, EMTN	2.750	04/21/27	EUR	500	460,648
Gtd. Notes, EMTN	3.750	02/21/24	EUR	3,004	3,238,307
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	993,272
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,475	1,408,726
Gtd. Notes, MTN	6.750	09/21/47		452	289,144
Gtd. Notes, MTN	6.875	08/04/26		1,440	1,398,816
Phillips 66,
Gtd. Notes	3.850	04/09/25		180	177,358
Gtd. Notes	3.900	03/15/28		70	68,185
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26		100	93,222
Sr. Unsec’d. Notes	5.100	03/29/26		15	15,106

SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month SOFR + 7.750%	13.135(c)	12/15/28		2,450	2,407,679
Southwestern Energy Co., Gtd. Notes	5.375	02/01/29		3,150	3,081,622
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	2.150	09/15/27		1,420	1,303,101
Sr. Unsec’d. Notes	4.350	06/01/28		175	172,861

Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27		6,960	6,823,711
					78,647,863
Packaging & Containers 0.1%
Amcor Finance USA, Inc., Gtd. Notes	4.500	05/15/28		335	328,996
Ball Corp., Gtd. Notes(a)	6.000	06/15/29		1,925	1,942,566
Berry Global, Inc., Sr. Sec’d. Notes	1.650	01/15/27		20	18,125
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26		40	36,479
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28		1,500	1,399,431

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000%	10/15/27	775	$723,048
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	450	452,158
WRKCo, Inc., Gtd. Notes	3.375	09/15/27	50	47,393
				4,948,196
Pharmaceuticals 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.950	11/21/26	170	162,974
Sr. Unsec’d. Notes	3.600	05/14/25	295	290,117
Sr. Unsec’d. Notes	3.850	06/15/24	140	139,103
Sr. Unsec’d. Notes	4.050	11/21/39	9,395	8,503,412
Sr. Unsec’d. Notes	4.550	03/15/35	165	161,563
Sr. Unsec’d. Notes	4.850	06/15/44	1,115	1,078,459

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	2,957	1,637,952
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	419,250
Gtd. Notes, 144A	5.250	02/15/31	25	10,438
Gtd. Notes, 144A	7.000	01/15/28	200	88,000
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	3.375	07/15/24	40	39,473
Gtd. Notes, 144A	4.250	12/15/25	1,300	1,270,245

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.700	06/06/27	25	24,209
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.079	06/15/24	335	331,547
Cencora, Inc., Sr. Unsec’d. Notes	3.450	12/15/27	85	81,635
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	25	24,053
Gtd. Notes	3.500	06/15/24	115	114,094
Gtd. Notes	4.375	10/15/28	1,630	1,607,694
Sr. Unsec’d. Notes	5.685	03/15/26	65	64,981
CVS Health Corp.,
Sr. Unsec’d. Notes	2.875	06/01/26	335	320,298
Sr. Unsec’d. Notes	3.625	04/01/27	50	48,367
Sr. Unsec’d. Notes	3.875	07/20/25	15	14,761

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp., (cont’d.)
Sr. Unsec’d. Notes	4.100%	03/25/25	335	$331,748
Sr. Unsec’d. Notes	5.000	01/30/29	25	25,280

McKesson Corp., Sr. Unsec’d. Notes	5.250	02/15/26	335	335,108
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,250	1,142,054
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	280	271,905
Gtd. Notes	5.250	06/15/46	2,095	1,781,097
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	5,190	3,927,161
Gtd. Notes	4.000	06/22/50	1,820	1,287,352
				25,534,330
Pipelines 1.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	03/01/27	3,125	3,101,250
Boardwalk Pipelines LP,
Gtd. Notes	4.950	12/15/24	30	29,814
Gtd. Notes	5.950	06/01/26	60	60,737
Enbridge, Inc. (Canada),
Gtd. Notes	3.500	06/10/24	335	332,123
Gtd. Notes	5.969	03/08/26	335	334,984
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,256,714
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	3,490	3,373,353
Sr. Unsec’d. Notes	2.900	05/15/25	90	87,335
Sr. Unsec’d. Notes	3.900	07/15/26	40	38,927
Sr. Unsec’d. Notes	4.050	03/15/25	125	123,295
Sr. Unsec’d. Notes	4.400	03/15/27	80	78,530
Sr. Unsec’d. Notes	5.000	05/15/50	695	617,599
Sr. Unsec’d. Notes	5.300	04/15/47	110	101,269
Sr. Unsec’d. Notes	6.250	04/15/49	320	331,891
Enterprise Products Operating LLC,
Gtd. Notes	3.900	02/15/24	250	249,795
Gtd. Notes	3.950	01/31/60	2,510	1,998,576

Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	6.190	11/01/25	210	211,955

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Kinder Morgan Energy Partners LP, Gtd. Notes	4.250%	09/01/24	35	$34,724
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	1,255	839,107
Gtd. Notes	4.300	06/01/25	25	24,710
MPLX LP,
Sr. Unsec’d. Notes	4.000	02/15/25	30	29,578
Sr. Unsec’d. Notes	4.125	03/01/27	20	19,602
Sr. Unsec’d. Notes	5.200	03/01/47	20	18,560

NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	330	324,430
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	6,100	5,025,260
Gtd. Notes	4.950	07/13/47	385	344,080

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	6.000	03/01/27	600	590,111
Targa Resources Corp., Gtd. Notes	6.150	03/01/29	6,798	7,101,676
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.500	07/15/27	125	127,167
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	4.250	05/15/28	50	48,782
Sr. Unsec’d. Notes	4.875	01/15/26	200	199,502
Sr. Unsec’d. Notes	6.203	03/09/26	245	245,102

Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.000	03/15/28	135	131,246
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	120	118,312
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	400	393,538
Sr. Unsec’d. Notes	4.300	03/04/24	325	324,595
Sr. Unsec’d. Notes	4.550	06/24/24	85	84,607
Sr. Unsec’d. Notes	5.300	08/15/28	9,500	9,685,719
Sr. Unsec’d. Notes	5.400	03/02/26	3,560	3,596,763
				41,635,318
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(c)	01/15/28	2,057	2,098,305

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 0.6%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	3.950%	01/15/28	335	$322,310
Gtd. Notes	4.300	01/15/26	20	19,745
American Tower Corp.,
Sr. Unsec’d. Notes	1.500	01/31/28	150	131,595
Sr. Unsec’d. Notes	2.400	03/15/25	80	77,541
Sr. Unsec’d. Notes	3.550	07/15/27	115	110,306
Sr. Unsec’d. Notes	3.650	03/15/27	335	323,231
Sr. Unsec’d. Notes	5.250	07/15/28	110	111,481

Brandywine Operating Partnership LP, Gtd. Notes	3.950	11/15/27	245	222,259
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.850	02/01/25	600	589,307
Crown Castle, Inc.,
Sr. Unsec’d. Notes	2.900	03/15/27	40	37,478
Sr. Unsec’d. Notes	3.700	06/15/26	295	285,675
Sr. Unsec’d. Notes	4.000	03/01/27	15	14,539
Sr. Unsec’d. Notes	5.600	06/01/29	6,495	6,612,437

CubeSmart LP, Gtd. Notes	3.125	09/01/26	80	76,034
Digital Realty Trust LP, Gtd. Notes	4.450	07/15/28	125	122,540
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	1,986	1,978,055
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	100	88,534
Gtd. Notes	3.800	04/01/27	115	110,835

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	5.000	10/15/27	1,175	891,260
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	2,725	2,740,062
Realty Income Corp., Sr. Unsec’d. Notes	4.450	09/15/26	15	14,651
SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	30	29,463
Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A(a)	3.625	07/15/26	3,250	3,028,525
Ventas Realty LP,
Gtd. Notes	2.650	01/15/25	50	48,720
Gtd. Notes	3.250	10/15/26	85	80,703
Gtd. Notes	3.500	02/01/25	45	44,148

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP, (cont’d.)
Gtd. Notes	3.850%	04/01/27		65	$62,608
Gtd. Notes	4.000	03/01/28		40	38,456

VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28		20	19,600
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27		95	89,945
Gtd. Notes, 144A	4.250	12/01/26		600	578,383
Gtd. Notes, 144A	4.625	06/15/25		610	601,268
Gtd. Notes, 144A	4.625	12/01/29		485	458,892

Welltower OP LLC, Gtd. Notes	4.000	06/01/25		105	103,389
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950	10/01/27		20	21,414
					20,085,389
Retail 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,275	1,200,094
AutoZone, Inc., Sr. Unsec’d. Notes	6.250	11/01/28		1,470	1,560,363
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		1,950	1,935,434
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	572,366
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	421,620

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	4.375	01/27/25		2,628	2,552,760
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	2.500	04/15/26		305	290,869
Sr. Unsec’d. Notes	3.125	09/15/24		60	59,130
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.500	03/01/27		25	24,336
Sr. Unsec’d. Notes, MTN	3.500	07/01/27		75	72,758

O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	3.600	09/01/27		30	28,895

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	3,650	$3,611,940
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	945	938,805
				13,269,370
Semiconductors 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	335	325,592
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	3,829	3,137,985
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	3,645	2,957,682

Microchip Technology, Inc., Sr. Unsec’d. Notes	0.983	09/01/24	285	277,267
NXP BV/NXP Funding LLC (China), Gtd. Notes	5.350	03/01/26	35	35,164
				6,733,690
Shipbuilding 0.0%
Huntington Ingalls Industries, Inc., Gtd. Notes	3.483	12/01/27	135	127,825
Software 0.0%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	1,000	961,764
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.650	03/01/28	335	299,793
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.750	07/01/24	15	14,821
Sr. Unsec’d. Notes	5.450	03/02/28	40	41,035

Oracle Corp., Sr. Unsec’d. Notes	3.250	11/15/27	110	104,335
Take-Two Interactive Software, Inc., Sr. Unsec’d. Notes	5.000	03/28/26	75	75,286
Workday, Inc., Sr. Unsec’d. Notes	3.500	04/01/27	110	106,442
				1,603,476

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.650%	02/01/28	20	$17,827
Sr. Unsec’d. Notes	2.550	12/01/33	74	60,061
Sr. Unsec’d. Notes	3.650	09/15/59	1,302	916,811
Sr. Unsec’d. Notes	3.800	02/15/27	55	53,599
Sr. Unsec’d. Notes	4.500	05/15/35	70	66,068
Sr. Unsec’d. Notes	5.400	02/15/34	3,990	4,094,173
Sr. Unsec’d. Notes	5.539	02/20/26	335	335,183

Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	3.600	01/19/27	335	325,297
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $146,175; purchased 11/14/23)^(f)	(1.624)(s)	12/31/30	130	146,175
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $41; purchased 11/14/23)^(f)	181.518(s)	12/31/30	406	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $11,973; purchased 11/14/23)^(f)	(11.280)(s)	12/31/30	5	11,973
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $24; purchased 11/14/23)^(f)	181.520(s)	12/31/30	237	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $2,807,033; purchased 01/29/24 - 01/30/24)(f)	9.000	05/25/27	3,039	2,866,061
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $136,005; purchased 01/30/24)(f)	10.500	11/25/28	211	139,086
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	600	589,500
Sr. Sec’d. Notes, 144A	7.000	10/15/28	550	543,125
Level 3 Financing, Inc.,
Gtd. Notes, 144A (original cost $250,750; purchased 11/03/23 - 11/08/23)(f)	4.250	07/01/28	425	238,000
Gtd. Notes, 144A (original cost $148,219; purchased 11/03/23)(f)	4.625	09/15/27	225	138,375
Sr. Sec’d. Notes, 144A (original cost $324,285; purchased 11/14/19)(f)	3.400	03/01/27	325	319,313
Sr. Sec’d. Notes, 144A (original cost $994,875; purchased 11/03/23)(f)	10.500	05/15/30	1,050	1,046,448

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Lorca Telecom Bondco SA (Spain), Sr. Sec’d. Notes, 144A	4.000%	09/18/27	EUR	10,550	$11,065,614
Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.600	02/23/28		140	139,212
Sprint LLC,
Gtd. Notes	7.625	02/15/25		7,255	7,374,574
Gtd. Notes	7.625	03/01/26		2,745	2,865,294
T-Mobile USA, Inc.,
Gtd. Notes	2.250	02/15/26		115	109,127
Gtd. Notes	2.625	04/15/26		60	57,168
Gtd. Notes	3.000	02/15/41		2,755	2,058,738
Gtd. Notes	3.500	04/15/25		40	39,211
Gtd. Notes	3.750	04/15/27		100	96,969
Gtd. Notes	3.875	04/15/30		2,020	1,908,598
Gtd. Notes	5.375	04/15/27		35	35,195
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30		350	287,500
Sr. Unsec’d. Notes	2.100	03/22/28		3,720	3,363,534
Sr. Unsec’d. Notes	2.650	11/20/40		4,085	2,924,575
Sr. Unsec’d. Notes	3.376	02/15/25		225	221,209
Sr. Unsec’d. Notes	3.500	11/01/24		50	49,207
Sr. Unsec’d. Notes	4.125	03/16/27		125	122,987
					44,625,787
Toys/Games/Hobbies 0.0%
Mattel, Inc.,
Gtd. Notes, 144A	3.375	04/01/26		1,435	1,368,724
Gtd. Notes, 144A	5.875	12/15/27		335	336,039
					1,704,763
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.050	03/01/41		790	790,240
Canadian Pacific Railway Co. (Canada), Gtd. Notes	4.000	06/01/28		20	19,544
CSX Corp., Sr. Unsec’d. Notes	3.400	08/01/24		15	14,845
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		1,245	1,105,037
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		87	85,910

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.300%	06/15/27	440	$433,126
Sr. Unsec’d. Notes, MTN	4.625	06/01/25	145	144,073
Sr. Unsec’d. Notes, MTN	5.650	03/01/28	335	344,913
				2,937,688
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	3.450	07/01/24	15	14,851
Sr. Unsec’d. Notes, 144A	3.950	03/10/25	20	19,658
Sr. Unsec’d. Notes, 144A	4.000	07/15/25	25	24,497
Sr. Unsec’d. Notes, 144A	4.400	07/01/27	8,295	8,109,886
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	335	338,147
				8,507,039
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	2.950	09/01/27	175	165,165

Total Corporate Bonds (cost $1,025,918,701)				971,628,448
Floating Rate and Other Loans 0.9%
Airlines 0.0%
United Airlines, Inc., Class B Term Loan, 1 Month SOFR + 3.864%	9.201(c)	04/21/28	1,341	1,341,238
Auto Parts & Equipment 0.0%
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.219(c)	11/17/28	1,352	1,219,807
Commercial Services 0.0%
Adtalem Global Education, Inc., 2024 Repricing Term Loan, 1 Month SOFR + 3.614%	8.951(c)	08/12/28	408	407,409
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.203(c)	03/01/29	3,521	3,477,358

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Insurance 0.1%
Asurion LLC,
New B-09 Term Loan, 1 Month SOFR + 3.364%	8.697%(c)	07/31/27		681	$670,052
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.683(c)	08/21/28		943	931,583
					1,601,635
Investment Companies 0.1%
Hurricane CleanCo Ltd. (United Kingdom), Term Loan, 3 Month EURIBOR + 6.250%	6.250(c)	10/31/29	EUR	2,700	3,323,849
Media 0.2%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.833(c)	01/18/28		1,423	1,387,328
September 2019 Term Loan, 1 Month LIBOR + 2.500%	7.948(c)	04/15/27		2,967	2,818,482
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.775(c)	05/25/26		307	290,674
Second Lien Term Loan	8.175	08/24/26		5,140	335,199
					4,831,683
Metal Fabricate/Hardware 0.1%
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.437(c)	03/31/28		469	454,888
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%	11.437(c)	03/31/28		68	65,964
Term Loan, 1 Month SOFR + 5.850%	11.176(c)	03/31/28		3,620	3,497,704
					4,018,556
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month SOFR + 2.364%	7.697(c)	04/23/26		974	962,287
Retail 0.2%
EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	10.925(c)	04/30/27	EUR	7,000	6,879,331

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications 0.1%
Digicel International Finance Ltd. (Jamaica), Term Loan, 3 Month SOFR + 6.750%	12.063%(c)	05/29/27	2,600	$2,396,551
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%^	7.197(c)	03/01/27	420	403,200
Lumen Technologies, Inc.,
Term B Loan, 1 Month SOFR + 2.364%	7.697(c)	03/15/27	179	123,418
Term Loan	—(p)	06/01/28	48	42,769
				2,965,938

Total Floating Rate and Other Loans (cost $33,780,035)				31,029,091
Municipal Bonds 0.7%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	25	23,144
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	22,459
				45,603
Michigan 0.2%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	3,520	2,783,060
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	4,600	3,981,354
				6,764,414
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	124,154
Puerto Rico 0.5%
Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000(cc)	11/01/43	26,257	14,572,668
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1	5.000	07/01/58	2,135	2,134,973
				16,707,641

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179%	09/01/2117	125	$102,420

Total Municipal Bonds (cost $25,034,439)				23,744,232
Residential Mortgage-Backed Securities 3.0%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.328(c)	07/01/26	2,591	2,591,293
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.745(c)	09/25/31	500	499,140
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	7.495(c)	01/26/32	1,310	1,313,206
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.045(c)	01/26/32	3,240	3,287,584
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.430(cc)	09/25/47	23	20,314
Series 2022-A, Class A1, 144A	6.170	09/25/62	2,516	2,526,112
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1B1, 144A, 30 Day Average SOFR + 4.464% (Cap N/A, Floor 0.000%)	9.809(c)	04/25/31	1,399	1,503,491
Series 2020-R01, Class 1M2, 144A, 30 Day Average SOFR + 2.164% (Cap N/A, Floor 0.000%)	7.509(c)	01/25/40	413	419,224
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.245(c)	12/25/41	200	201,808
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.595(c)	03/25/42	860	957,216
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.595(c)	03/25/42	340	368,028
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.045(c)	07/25/43	1,000	1,039,139

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.845%(c)	10/25/43	530	$547,743
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A	4.671(cc)	08/25/60	508	505,305
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	2,695	2,532,298
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.045(c)	10/25/33	1,040	1,044,429
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.345(c)	09/26/33	700	702,303
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000	12/25/32	2,010	171,506
Series 2012-144, Class EI, IO	3.000	01/25/28	1,329	52,055
Series 2012-148, Class IC, IO	3.000	01/25/28	2,093	74,779
Series 2013-13, Class IK, IO	2.500	03/25/28	1,039	36,248
Series 2013-49, Class AI, IO	3.000	05/25/33	1,571	132,860
Series 2015-59, Class CI, IO	3.500	08/25/30	1,206	45,096
Series 2016-20, Class DI, IO	3.500	04/25/31	2,036	162,434
Series 2018-24, Class BH	3.500	04/25/48	205	186,448
Series 2018-25, Class AG	3.500	04/25/47	730	699,405
Series 2018-57, Class QV	3.500	11/25/29	1,313	1,273,803
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.459(c)	08/25/50	854	969,648
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	10.145(c)	10/25/50	1,180	1,330,773
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.145(c)	10/25/50	220	222,724
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.345(c)	12/25/50	100	104,813
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.709(c)	09/25/50	472	518,281
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.345(c)	11/25/50	1,630	1,801,902

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	7.945%(c)	11/25/50	3,533	$3,607,894
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.995(c)	01/25/51	960	999,005
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.745(c)	08/25/33	9,290	10,105,152
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.845(c)	10/25/33	200	219,626
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.395(c)	01/25/34	870	916,728
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.995(c)	01/25/34	537	539,009
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.745(c)	10/25/41	1,630	1,675,809
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.845(c)	10/25/41	200	199,811
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.345(c)	08/25/33	500	530,612
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	7.595(c)	08/25/33	7,362	7,483,530
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.695(c)	09/25/41	200	204,847
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.445(c)	09/25/41	3,080	3,093,387
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.695(c)	12/25/41	2,700	2,709,288
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.845(c)	01/25/42	110	111,021

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.245%(c)	04/25/42	300	$311,250
Freddie Mac REMIC,
Series 4012, Class MJ	3.500	11/15/40	343	336,741
Series 4046, Class PI, IO	3.000	05/15/27	928	31,934
Series 4060, Class IO, IO	3.000	06/15/27	432	13,759
Series 4073, Class EI, IO	3.000	02/15/27	647	5,361
Series 4131, Class BI, IO	2.500	11/15/27	1,945	64,395
Series 4146, Class KI, IO	3.000	12/15/32	2,032	178,957
Series 4153, Class IO, IO	3.000	01/15/28	2,473	81,104
Series 4172, Class KI, IO	3.000	10/15/32	2,871	194,904
Series 4182, Class EI, IO	2.500	03/15/28	1,528	56,507
Series 4186, Class JI, IO	3.000	03/15/33	6,760	509,207
Series 4314, Class PD	3.750	07/15/43	638	619,958
Series 4574, Class AI, IO	3.000	04/15/31	1,357	98,066
Series 4631, Class GP	3.500	03/15/46	1,444	1,365,188

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	5,903	5,654,588
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43	764	135,669
Series 2014-116, Class IT, IO	4.000	08/20/44	894	122,787
Series 2016-164, Class IG, IO	4.000	12/20/46	1,358	221,503
Series 2017-045, Class QA	3.000	11/20/42	1,808	1,732,980
Series 2018-05, Class IB, IO	4.000	01/20/48	603	113,597
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.109(c)	05/25/29	218	217,971
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.145(c)	01/25/34	1,925	1,947,030
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59	3,950	3,944,757
Series 2020-GS01, Class A1, 144A	6.882(cc)	10/25/59	2,177	2,175,635
Series 2020-SL01, Class A, 144A	5.734(cc)	01/25/60	121	121,007
Series 2021-SL01, Class A, 144A	1.991(cc)	09/25/60	453	450,017
Series 2021-SL02, Class A, 144A	1.875	10/25/68	258	244,198

Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	165	161,411
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.200(c)	01/25/48	271	260,397

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.245%(c)	04/25/34		2,400	$2,432,604
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month SOFR + 3.014% (Cap N/A, Floor 2.900%)	8.351(c)	02/27/24		6,069	6,037,258
Series 2023-01R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)	9.743(c)	03/27/25		7,156	7,234,016

PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month SOFR + 3.515% (Cap N/A, Floor 0.115%)	8.851(c)	08/25/25		523	525,697
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.195(c)	11/25/31		500	500,395
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.045(c)	11/25/31		2,400	2,456,891
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.045(c)	07/25/33		1,650	1,662,172

Shamrock Residential (Ireland), Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	4.859(c)	06/24/71	EUR	1,076	1,156,663
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	5.925(cc)	12/25/34		101	92,131

Total Residential Mortgage-Backed Securities (cost $101,950,285)					103,705,832
Sovereign Bonds 3.3%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	844,753
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		6,440	6,348,445
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.500	01/28/26		1,000	979,688
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	252,439
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,095	2,993,484
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	620,310

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic International Bond (Dominican Republic), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.000%	07/19/28		400	$401,000
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		621	630,626

Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	581,638
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	557,195
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	769,545
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	820	700,077
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	474,258
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	3,050	3,308,496

Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes, Series DTC	2.500	05/23/24		1,000	989,271
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	782,843
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		400	398,806
Sr. Unsec’d. Notes, MTN	1.375	02/10/31		10,000	8,075,896
Japan International Cooperation Agency (Japan),
Gov’t. Gtd. Notes	2.125	10/20/26		10,000	9,379,472
Gov’t. Gtd. Notes	4.000	05/23/28		10,760	10,615,023

Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	1,000	990,462
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		2,926	2,921,878
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28		1,800	1,735,613
Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500	01/15/26		1,800	1,877,860
Province of Manitoba (Canada), Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		400	397,590
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750	04/12/27		195	186,358
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		565	602,569
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	1.250	02/17/26		9,070	8,430,971
Sr. Unsec’d. Notes	2.375	10/17/24		11,000	10,782,474
Sr. Unsec’d. Notes	2.875	10/17/29		600	538,024
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	1	1,531

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Republic of Italy Government International Bond (Italy), (cont’d.)
Sr. Unsec’d. Notes, MTN	5.375%	06/15/33		1,505	$1,506,104

Republic of Poland Government International Bond (Poland), Sr. Unsec’d. Notes(a)	3.250	04/06/26		7,000	6,814,710
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	1,600	1,779,282
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	10,500	12,141,664
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,662	1,506,499
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	7,505	7,745,674
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	492	390,138
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		1,165	1,189,902

Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.625	05/29/24		2,000	1,978,127
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/24(d)		950	273,125
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	57,700
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,960	442,698
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		905	260,188
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		400	115,400
Sr. Unsec’d. Notes, 144A	9.750	11/01/30(d)		600	158,400

Total Sovereign Bonds (cost $119,986,667)					114,528,206
U.S. Government Agency Obligations 11.1%
Federal Farm Credit Bank	1.230	07/29/30		6,600	5,429,607
Federal Farm Credit Bank	1.550	07/26/30		500	419,185
Federal Farm Credit Bank	2.150	12/01/31		20,000	16,708,342
Federal Farm Credit Bank	2.200	12/09/31		10,000	8,482,539
Federal Home Loan Mortgage Corp.	1.500	02/01/36		20,948	18,445,873
Federal Home Loan Mortgage Corp.	1.500	05/01/36		578	508,328
Federal Home Loan Mortgage Corp.	2.000	11/01/36		8,075	7,300,731
Federal Home Loan Mortgage Corp.	2.500	02/01/36		44,196	41,017,004
Federal Home Loan Mortgage Corp.	2.500	09/01/46		5,644	4,813,257
Federal Home Loan Mortgage Corp.	3.000	07/01/46		3,361	3,054,693
Federal Home Loan Mortgage Corp.	3.000	02/01/52		3,854	3,373,093
Federal Home Loan Mortgage Corp.	3.500	08/01/43		290	271,418
Federal Home Loan Mortgage Corp.	3.500	10/01/45		5,464	5,097,537
Federal Home Loan Mortgage Corp.	3.500	09/01/46		12,525	11,705,231
Federal Home Loan Mortgage Corp.	3.500	11/01/46		5,928	5,532,430
Federal Home Loan Mortgage Corp.	5.500	11/01/52		12,580	12,656,779
Federal Home Loan Mortgage Corp.	6.000	04/01/53		13,868	14,058,818

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	6.750%	03/15/31	545	$634,584
Federal National Mortgage Assoc.	1.500	05/01/36	728	637,880
Federal National Mortgage Assoc.	1.500	06/01/36	29,135	25,652,284
Federal National Mortgage Assoc.	2.000	12/01/36	50,327	45,502,237
Federal National Mortgage Assoc.	2.000	11/01/50	5,348	4,341,093
Federal National Mortgage Assoc.	2.000	12/01/50	14,140	11,473,442
Federal National Mortgage Assoc.	2.500	08/01/36	68,312	63,399,204
Federal National Mortgage Assoc.	2.500	06/01/50	482	409,226
Federal National Mortgage Assoc.	2.500	10/01/50	1,932	1,636,516
Federal National Mortgage Assoc.	2.500	06/01/51	4,085	3,451,361
Federal National Mortgage Assoc.	2.500	07/01/51	438	370,262
Federal National Mortgage Assoc.	3.000	08/01/43	405	367,171
Federal National Mortgage Assoc.	3.000	04/01/48	630	571,825
Federal National Mortgage Assoc.	3.500	11/01/42	1,750	1,633,840
Federal National Mortgage Assoc.	3.500	09/01/44	1,277	1,191,244
Federal National Mortgage Assoc.	3.500	07/01/47	1,801	1,683,545
Federal National Mortgage Assoc.	3.500	07/01/48	8,981	8,367,715
Federal National Mortgage Assoc.	4.000	06/01/52	568	534,742
Federal National Mortgage Assoc.	4.500	TBA	10,500	10,155,054
Federal National Mortgage Assoc.	4.500	06/01/52	3,406	3,293,743
Federal National Mortgage Assoc.	5.500	TBA(tt)	8,000	8,022,771
Federal National Mortgage Assoc.	5.500	10/01/52	3,024	3,038,633
Federal National Mortgage Assoc.	6.000	11/01/52	5,969	6,068,212
Federal National Mortgage Assoc.	6.000	12/01/52	2,429	2,468,113
Federal National Mortgage Assoc.	6.500	06/01/53	1,091	1,116,723
Federal National Mortgage Assoc.	6.625	11/15/30	605	695,171
Federal National Mortgage Assoc.	7.125	01/15/30	580	674,844
Resolution Funding Corp. Principal Strips	5.037(s)	04/15/30	2,000	1,530,987
Resolution Funding Corp. Principal Strips	5.143(s)	01/15/30	8,251	6,395,886
Tennessee Valley Authority Principal Strips, Bonds	5.270(s)	11/01/25	4,336	4,009,176
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	3,750	3,613,230

Total U.S. Government Agency Obligations (cost $368,205,739)				381,815,579
U.S. Treasury Obligations 12.9%
U.S. Treasury Bonds(h)	2.375	02/15/42	2,942	2,224,888
U.S. Treasury Notes	0.375	04/30/25	18,205	17,288,350
U.S. Treasury Notes	0.375	01/31/26	58,220	53,971,759
U.S. Treasury Notes	0.750	04/30/26	44,400	41,198,344
U.S. Treasury Notes	1.750	12/31/24	21,475	20,891,148
U.S. Treasury Notes(k)	2.125	05/15/25	43,670	42,380,370
U.S. Treasury Notes(k)	2.250	11/15/24	7,630	7,472,631
U.S. Treasury Notes(k)	2.500	05/15/24	10,145	10,063,365

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	4.000%	12/15/25	72,210	$71,863,053
U.S. Treasury Notes	4.250	12/31/25	22,400	22,401,750
U.S. Treasury Notes(h)	5.000	09/30/25	143,811	145,288,434
U.S. Treasury Notes	5.000	10/31/25	1,000	1,011,406
U.S. Treasury Strips Coupon(h)	1.020(s)	05/15/33	75	51,533
U.S. Treasury Strips Coupon(h)	1.398(s)	11/15/41	855	382,980
U.S. Treasury Strips Coupon(h)	1.450(s)	08/15/42	465	200,895
U.S. Treasury Strips Coupon(h)	2.027(s)	05/15/39	1,165	599,156
U.S. Treasury Strips Coupon(h)	2.056(s)	11/15/38	2,240	1,182,825
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	2,275	1,186,288
U.S. Treasury Strips Coupon(h)	2.420(s)	08/15/40	1,500	719,414
U.S. Treasury Strips Coupon(h)	2.857(s)	05/15/31	100	74,930
U.S. Treasury Strips Coupon(h)	3.019(s)	11/15/35	140	85,728

Total U.S. Treasury Obligations (cost $444,397,504)				440,539,247

	Shares
Common Stocks 0.1%
Chemicals 0.0%
TPC Group, Inc.*	17,363	486,164
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica) (original cost $310,725; purchased 01/29/24 - 01/30/24)*(f)	257,179	462,922
Intelsat Emergence SA (Luxembourg)*	30,700	846,184
		1,309,106

Total Common Stocks (cost $1,526,480)		1,795,270
Preferred Stocks 0.0%
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	121,050

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $717,920; purchased 01/26/24 - 01/29/24)*^(f)	82,613	$826,130

Total Preferred Stocks (cost $842,920)		947,180

Total Long-Term Investments (cost $3,463,712,455)		3,368,257,042

Short-Term Investments 2.3%
Affiliated Mutual Funds 2.3%
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)	48,354,039	48,354,039
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $31,005,164; includes $30,826,719 of cash collateral for securities on loan)(b)(wb)	31,040,926	31,031,614

Total Affiliated Mutual Funds (cost $79,359,203)		79,385,653
Options Purchased*~ 0.0%
(cost $66,020)		46,894

Total Short-Term Investments (cost $79,425,223)		79,432,547

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.6% (cost $3,543,137,678)		3,447,689,589
Options Written*~ (0.0)%
(premiums received $1,181,580)		(1,103,578)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.6% (cost $3,541,956,098)		3,446,586,011
Liabilities in excess of other assets(z) (0.6)%		(20,211,364)

Net Assets 100.0%		$3,426,374,647

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
COP—Certificates of Participation
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
OTC—Over-the-counter

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17,340,945 and 0.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,172,315; cash collateral of $30,826,719 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $10,896,890. The aggregate value of $8,628,834 is 0.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $8,000,000 is 0.2% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Unfunded loan commitment outstanding at January 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Tank Holdings Corp. , Delayed Draw Term Commitment, 1 Month SOFR + 6.100%, 11.437%(c), Maturity Date 03/31/28 (cost $132,550)^	134	$130,295	$—	$(2,255)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	MSI	02/08/24	26.00		—	EUR	2,011	$19
Currency Option EUR vs HUF	Call	MSI	02/22/24	430.00		—	EUR	1,020	66
Currency Option EUR vs ILS	Call	MSI	02/16/24	5.50		—	EUR	1,759	—
Currency Option EUR vs PLN	Call	CITI	02/01/24	4.80		—	EUR	3,654	—
Currency Option EUR vs PLN	Call	MSI	02/07/24	4.70		—	EUR	2,011	2
Currency Option EUR vs PLN	Call	CITI	02/28/24	4.70		—	EUR	3,654	219
Currency Option USD vs BRL	Call	DB	02/28/24	6.00		—		1,025	11
Currency Option USD vs CLP	Call	MSI	02/01/24	1,100.00		—		3,041	—
Currency Option USD vs CLP	Call	JPM	02/07/24	1,100.00		—		1,006	—
Currency Option USD vs CLP	Call	MSI	02/29/24	1,150.00		—		3,041	101
Currency Option USD vs CNH	Call	MSI	04/02/24	7.25		—		4,054	9,954
Currency Option USD vs COP	Call	MSI	02/07/24	4,800.00		—		4,023	1
Currency Option USD vs KRW	Call	CITI	02/01/24	1,450.00		—		2,027	—
Currency Option USD vs MXN	Call	MSI	02/01/24	17.10		—		4,054	17,598
Currency Option USD vs MXN	Call	BOA	02/01/24	19.80		—		4,054	—
Currency Option USD vs MXN	Call	MSI	02/01/24	19.80		—		2,027	—
Currency Option USD vs MXN	Call	DB	02/06/24	20.00		—		2,023	1
Currency Option USD vs MXN	Call	JPM	02/07/24	20.00		—		2,011	3

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	DB	02/14/24	21.00		—		2,040	$8
Currency Option USD vs MXN	Call	MSI	02/21/24	20.00		—		4,054	271
Currency Option USD vs MXN	Call	MSI	02/22/24	20.00		—		2,027	145
Currency Option USD vs MXN	Call	MSI	02/22/24	20.50		—		2,011	78
Currency Option USD vs ZAR	Call	JPM	02/14/24	21.00		—		2,040	41
Currency Option USD vs ZAR	Call	MSI	02/28/24	22.00		—		1,992	78
Currency Option EUR vs HUF	Put	MSI	02/02/24	360.00		—	EUR	829	—
Currency Option EUR vs HUF	Put	DB	02/27/24	360.00		—	EUR	1,225	15
Currency Option USD vs BRL	Put	MSI	03/26/24	4.25		—		5,118	40
Currency Option USD vs CLP	Put	BARC	02/01/24	830.00		—		1,020	—
Currency Option USD vs CLP	Put	CITI	02/07/24	800.00		—		3,051	—
Currency Option USD vs CNH	Put	MSI	04/02/24	6.50		—		4,054	76
Currency Option USD vs COP	Put	MSI	02/01/24	3,400.00		—		1,845	—
Currency Option USD vs COP	Put	DB	02/06/24	3,400.00		—		2,037	—
Currency Option USD vs COP	Put	BARC	02/15/24	3,400.00		—		2,037	3
Currency Option USD vs COP	Put	MSI	03/07/24	3,200.00		—		3,564	17
Currency Option USD vs KRW	Put	JPM	02/21/24	1,200.00		—		3,054	19
Currency Option USD vs ZAR	Put	MSI	02/01/24	16.50		—		3,864	—
Currency Option USD vs ZAR	Put	GSI	02/08/24	16.30		—		2,011	—
Currency Option USD vs ZAR	Put	JPM	02/08/24	18.70		—		2,011	18,003
Currency Option USD vs ZAR	Put	JPM	02/14/24	16.50		—		2,011	2

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs ZAR	Put	JPM	02/14/24	17.00		—		2,011	$13
Currency Option USD vs ZAR	Put	JPM	02/22/24	16.75		—		2,037	31
Currency Option USD vs ZAR	Put	MSI	03/14/24	16.00		—		3,864	79
Total Options Purchased (cost $66,020)								$46,894
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	MSI	02/08/24	24.60		—	EUR	2,011	$(21,808)
Currency Option EUR vs HUF	Call	MSI	02/22/24	390.00		—	EUR	1,020	(3,848)
Currency Option EUR vs ILS	Call	MSI	02/16/24	4.48		—	EUR	1,759	(32)
Currency Option EUR vs PLN	Call	MSI	02/07/24	4.35		—	EUR	2,011	(3,159)
Currency Option EUR vs PLN	Call	CITI	02/28/24	4.35		—	EUR	3,654	(19,178)
Currency Option USD vs BRL	Call	DB	02/28/24	5.00		—		1,025	(7,963)
Currency Option USD vs CLP	Call	JPM	02/07/24	900.00		—		1,006	(33,292)
Currency Option USD vs CLP	Call	MSI	02/29/24	910.00		—		3,041	(91,102)
Currency Option USD vs COP	Call	MSI	02/07/24	4,000.00		—		4,023	(6,638)
Currency Option USD vs KRW	Call	CITI	02/01/24	1,320.00		—		2,027	(14,666)
Currency Option USD vs MXN	Call	BOA	02/01/24	17.10		—		4,054	(17,598)
Currency Option USD vs MXN	Call	DB	02/06/24	17.00		—		2,023	(22,766)
Currency Option USD vs MXN	Call	JPM	02/07/24	16.95		—		2,011	(27,971)
Currency Option USD vs MXN	Call	DB	02/14/24	17.30		—		2,040	(12,257)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs MXN	Call	MSI	02/21/24	17.20		—		4,054	$(41,824)
Currency Option USD vs MXN	Call	MSI	02/22/24	17.25		—		2,027	(19,361)
Currency Option USD vs MXN	Call	MSI	02/22/24	17.40		—		2,011	(13,529)
Currency Option USD vs ZAR	Call	JPM	02/14/24	19.00		—		2,040	(8,393)
Currency Option USD vs ZAR	Call	MSI	02/28/24	18.60		—		1,992	(33,174)
Currency Option EUR vs HUF	Put	DB	02/27/24	385.00		—	EUR	1,225	(10,414)
Currency Option USD vs BRL	Put	MSI	03/26/24	5.05		—		5,118	(144,139)
Currency Option USD vs CLP	Put	BARC	02/01/24	900.00		—		1,020	—
Currency Option USD vs CLP	Put	CITI	02/07/24	910.00		—		3,051	(3,850)
Currency Option USD vs CNH	Put	MSI	04/02/24	7.10		—		4,054	(16,642)
Currency Option USD vs COP	Put	DB	02/06/24	3,900.00		—		2,037	(17,601)
Currency Option USD vs COP	Put	BARC	02/15/24	3,900.00		—		2,037	(23,913)
Currency Option USD vs COP	Put	MSI	03/07/24	4,100.00		—		3,564	(186,934)
Currency Option USD vs KRW	Put	JPM	02/21/24	1,320.00		—		3,054	(17,788)
Currency Option USD vs ZAR	Put	GSI	02/08/24	18.70		—		2,011	(18,003)
Currency Option USD vs ZAR	Put	JPM	02/14/24	19.00		—		2,011	(44,451)
Currency Option USD vs ZAR	Put	JPM	02/14/24	19.00		—		2,011	(44,451)
Currency Option USD vs ZAR	Put	JPM	02/22/24	18.80		—		2,037	(33,570)
Currency Option USD vs ZAR	Put	MSI	03/14/24	19.25		—		3,864	(143,204)
Total OTC Traded (premiums received $1,181,580)									$(1,103,519)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	33,930	$(59)
(premiums received $0)
Total Options Written (premiums received $1,181,580)								$(1,103,578)
Options Purchased:
Options Written:
Futures contracts outstanding at January 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
795	3 Month CME SOFR	Mar. 2024	$188,106,938	$138,066
165	3 Month CME SOFR	Mar. 2025	39,672,188	338,348
165	3 Month CME SOFR	Jun. 2025	39,789,750	368,636
165	3 Month CME SOFR	Sep. 2025	39,870,188	396,811
4,490	2 Year U.S. Treasury Notes	Mar. 2024	923,396,563	4,433,522
				5,675,383
Short Positions:
228	5 Year Euro-Bobl	Mar. 2024	29,205,745	(297,666)
3,209	5 Year U.S. Treasury Notes	Mar. 2024	347,825,532	(5,046,521)
108	10 Year Euro-Bund	Mar. 2024	15,855,814	(353,569)
1,197	10 Year U.S. Treasury Notes	Mar. 2024	134,456,772	(3,629,185)
923	10 Year U.S. Ultra Treasury Notes	Mar. 2024	107,875,625	(3,924,994)
341	20 Year U.S. Treasury Bonds	Mar. 2024	41,719,219	(2,269,023)
67	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	8,657,656	(236,791)
64	Euro Schatz Index	Mar. 2024	7,344,610	(22,532)
				(15,780,281)
				$(10,104,898)
Forward foreign currency exchange contracts outstanding at January 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/02/24	CITI	BRL	10,643	$2,156,000	$2,147,678	$—	$(8,322)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 02/02/24	CITI	BRL	7,836	$1,589,958	$1,581,318	$—	$(8,640)
Expiring 02/02/24	GSI	BRL	9,999	2,029,000	2,017,688	—	(11,312)
Expiring 02/02/24	HSBC	BRL	14,871	3,010,000	3,000,884	—	(9,116)
Expiring 02/02/24	SSB	BRL	10,796	2,182,000	2,178,531	—	(3,469)
Expiring 04/02/24	DB	BRL	54,470	11,000,496	10,927,127	—	(73,369)
Chilean Peso,
Expiring 03/20/24	MSI	CLP	2,762,063	3,088,692	2,959,523	—	(129,169)
Chinese Renminbi,
Expiring 04/24/24	HSBC	CNH	25,945	3,630,000	3,629,492	—	(508)
Colombian Peso,
Expiring 03/20/24	CITI	COP	13,501,723	3,349,057	3,436,148	87,091	—
Expiring 03/20/24	GSI	COP	17,680,085	4,332,292	4,499,528	167,236	—
Expiring 03/20/24	GSI	COP	17,539,767	4,327,227	4,463,817	136,590	—
Euro,
Expiring 02/06/24	CITI	EUR	3,130	3,387,781	3,382,890	—	(4,891)
Expiring 02/06/24	CITI	EUR	3,130	3,387,139	3,382,890	—	(4,249)
Indian Rupee,
Expiring 03/20/24	HSBC	INR	298,559	3,585,000	3,586,202	1,202	—
Expiring 03/20/24	MSI	INR	501,766	6,027,000	6,027,065	65	—
Expiring 03/20/24	SSB	INR	385,516	4,606,806	4,630,711	23,905	—
Expiring 03/20/24	UAG	INR	371,140	4,435,876	4,458,026	22,150	—
Indonesian Rupiah,
Expiring 03/20/24	BOA	IDR	44,363,217	2,851,565	2,810,209	—	(41,356)
Expiring 03/20/24	HSBC	IDR	46,344,617	2,957,000	2,935,721	—	(21,279)
Expiring 03/20/24	HSBC	IDR	44,081,300	2,825,000	2,792,350	—	(32,650)
Expiring 03/20/24	JPM	IDR	20,258,269	1,299,000	1,283,269	—	(15,731)
Expiring 03/20/24	SCB	IDR	44,502,655	2,861,000	2,819,041	—	(41,959)
Israeli Shekel,
Expiring 03/20/24	BOA	ILS	10,772	2,915,656	2,958,074	42,418	—
Expiring 03/20/24	CITI	ILS	9,468	2,557,000	2,599,976	42,976	—
Japanese Yen,
Expiring 04/19/24	BOA	JPY	367,868	2,577,095	2,530,571	—	(46,524)
Mexican Peso,
Expiring 03/20/24	HSBC	MXN	57,239	3,273,725	3,298,279	24,554	—
Expiring 03/20/24	JPM	MXN	36,538	2,118,000	2,105,426	—	(12,574)
Expiring 03/20/24	JPM	MXN	35,192	2,066,000	2,027,846	—	(38,154)
Expiring 03/20/24	TD	MXN	34,337	1,951,000	1,978,572	27,572	—
New Zealand Dollar,
Expiring 04/19/24	CITI	NZD	3,045	1,872,842	1,861,023	—	(11,819)
Peruvian Nuevo Sol,
Expiring 03/20/24	BNP	PEN	1,263	336,385	331,629	—	(4,756)
Expiring 03/20/24	CITI	PEN	3,336	873,800	875,749	1,949	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 03/20/24	MSI	PEN	4,369	$1,158,421	$1,147,120	$—	$(11,301)
Philippine Peso,
Expiring 03/20/24	CITI	PHP	196,350	3,489,000	3,490,351	1,351	—
Expiring 03/20/24	CITI	PHP	180,450	3,233,000	3,207,701	—	(25,299)
Expiring 03/20/24	JPM	PHP	183,770	3,305,000	3,266,712	—	(38,288)
Expiring 03/20/24	MSI	PHP	310,681	5,537,000	5,522,708	—	(14,292)
Expiring 03/20/24	MSI	PHP	198,230	3,531,000	3,523,769	—	(7,231)
Expiring 03/20/24	SCB	PHP	221,697	3,936,000	3,940,918	4,918	—
Expiring 03/20/24	SCB	PHP	221,378	3,961,000	3,935,236	—	(25,764)
Expiring 03/20/24	SCB	PHP	179,486	3,201,000	3,190,564	—	(10,436)
Singapore Dollar,
Expiring 03/20/24	BNYM	SGD	3,551	2,678,000	2,652,904	—	(25,096)
Expiring 03/20/24	CITI	SGD	2,682	2,027,000	2,003,765	—	(23,235)
Expiring 03/20/24	CITI	SGD	2,645	1,994,000	1,976,282	—	(17,718)
South African Rand,
Expiring 03/20/24	HSBC	ZAR	129,594	6,865,532	6,893,041	27,509	—
Expiring 03/20/24	TD	ZAR	149,103	7,969,689	7,930,703	—	(38,986)
South Korean Won,
Expiring 03/20/24	SSB	KRW	2,665,315	2,029,000	2,002,715	—	(26,285)
Thai Baht,
Expiring 03/20/24	HSBC	THB	89,022	2,618,000	2,519,010	—	(98,990)
Expiring 03/20/24	HSBC	THB	87,572	2,476,000	2,477,958	1,958	—
Expiring 03/20/24	HSBC	THB	86,377	2,491,000	2,444,158	—	(46,842)
Expiring 03/20/24	MSI	THB	90,591	2,622,000	2,563,398	—	(58,602)
Turkish Lira,
Expiring 03/20/24	BARC	TRY	36,622	1,164,000	1,149,529	—	(14,471)
Expiring 03/20/24	BARC	TRY	30,778	963,000	966,085	3,085	—
				$166,708,034	$166,321,880	616,529	(1,002,683)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/02/24	DB	BRL	54,146	$11,000,750	$10,926,100	$74,650	$—
British Pound,
Expiring 04/19/24	HSBC	GBP	33,540	42,722,932	42,529,526	193,406	—
Expiring 04/19/24	JPM	GBP	1,061	1,345,000	1,345,902	—	(902)
Chilean Peso,
Expiring 03/20/24	MSI	CLP	2,999,370	3,402,614	3,213,796	188,818	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 04/24/24	MSI	CNH	144,813	$20,278,749	$20,258,040	$20,709	$—
Colombian Peso,
Expiring 03/20/24	BARC	COP	9,579,111	2,406,000	2,437,855	—	(31,855)
Expiring 03/20/24	MSI	COP	29,657,864	7,327,000	7,547,836	—	(220,836)
Czech Koruna,
Expiring 04/19/24	BARC	CZK	26,543	1,154,975	1,153,497	1,478	—
Expiring 04/19/24	BARC	CZK	26,248	1,143,025	1,140,683	2,342	—
Expiring 04/19/24	BOA	CZK	59,817	2,617,000	2,599,481	17,519	—
Euro,
Expiring 02/06/24	CITI	EUR	9,282	10,067,991	10,033,557	34,434	—
Expiring 04/19/24	BOA	EUR	65,055	71,033,033	70,541,997	491,036	—
Expiring 04/19/24	CITI	EUR	938	1,020,000	1,017,537	2,463	—
Expiring 04/19/24	CITI	EUR	932	1,018,000	1,010,768	7,232	—
Expiring 04/19/24	CITI	EUR	919	1,013,000	996,240	16,760	—
Expiring 04/19/24	SSB	EUR	105,255	115,666,862	114,132,557	1,534,305	—
Expiring 04/19/24	TD	EUR	97,583	106,562,431	105,812,995	749,436	—
Hungarian Forint,
Expiring 04/19/24	BOA	HUF	1,112,935	3,165,165	3,112,032	53,133	—
Expiring 04/19/24	GSI	HUF	2,050,610	5,893,575	5,733,995	159,580	—
Expiring 04/19/24	UAG	HUF	674,428	1,879,000	1,885,860	—	(6,860)
Israeli Shekel,
Expiring 03/20/24	CITI	ILS	8,087	2,191,560	2,220,811	—	(29,251)
Expiring 03/20/24	DB	ILS	9,512	2,614,562	2,612,194	2,368	—
Expiring 03/20/24	DB	ILS	2,640	724,668	725,045	—	(377)
Mexican Peso,
Expiring 03/20/24	CITI	MXN	67,802	3,929,213	3,906,949	22,264	—
New Taiwanese Dollar,
Expiring 03/20/24	CITI	TWD	123,198	4,011,000	3,961,973	49,027	—
Expiring 03/20/24	JPM	TWD	1,039,689	33,934,617	33,435,797	498,820	—
Expiring 03/20/24	SCB	TWD	141,907	4,635,000	4,563,663	71,337	—
Peruvian Nuevo Sol,
Expiring 03/20/24	BARC	PEN	11,920	3,185,375	3,129,546	55,829	—
Expiring 03/20/24	CITI	PEN	7,691	2,054,728	2,019,363	35,365	—
Expiring 03/20/24	SCB	PEN	10,741	2,828,147	2,820,161	7,986	—
Philippine Peso,
Expiring 03/20/24	CITI	PHP	132,485	2,387,810	2,355,075	32,735	—
Expiring 03/20/24	SCB	PHP	155,998	2,810,779	2,773,045	37,734	—
Expiring 03/20/24	SSB	PHP	197,941	3,538,319	3,518,619	19,700	—
Expiring 03/20/24	SSB	PHP	144,458	2,599,287	2,567,904	31,383	—
Polish Zloty,
Expiring 04/19/24	CITI	PLN	3,339	825,533	832,966	—	(7,433)
Expiring 04/19/24	GSI	PLN	7,641	1,886,467	1,906,301	—	(19,834)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 03/20/24	BNYM	SGD	7,906	$5,915,085	$5,906,717	$8,368	$—
Expiring 03/20/24	BOA	SGD	4,938	3,689,000	3,689,100	—	(100)
Expiring 03/20/24	HSBC	SGD	5,616	4,228,000	4,195,328	32,672	—
Expiring 03/20/24	SSB	SGD	2,731	2,041,000	2,040,275	725	—
South Korean Won,
Expiring 03/20/24	BARC	KRW	6,207,566	4,733,469	4,664,360	69,109	—
Expiring 03/20/24	BOA	KRW	3,091,348	2,353,000	2,322,836	30,164	—
Expiring 03/20/24	UAG	KRW	3,308,749	2,478,000	2,486,191	—	(8,191)
Thai Baht,
Expiring 03/20/24	CITI	THB	82,706	2,366,000	2,340,274	25,726	—
Expiring 03/20/24	GSI	THB	70,962	2,029,000	2,007,978	21,022	—
Expiring 03/20/24	JPM	THB	105,228	2,983,000	2,977,559	5,441	—
Expiring 03/20/24	MSI	THB	63,938	1,798,828	1,809,199	—	(10,371)
				$519,488,549	$515,219,483	4,605,076	(336,010)
						$5,221,605	$(1,338,693)
Credit default swap agreements outstanding at January 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Arab Republic of Egypt (D01)	12/20/28	1.000%(Q)	2,000	11.712%	$(677,934)	$(1,599)	$(676,335)	MSI
Dominican Republic (D01)	12/20/28	1.000%(Q)	2,000	1.824%	(68,853)	(1,599)	(67,254)	MSI
Emirate of Abu Dhabi (D01)	12/20/28	1.000%(Q)	2,000	0.438%	52,404	(1,599)	54,003	MSI
Federal Republic of Nigeria (D01)	12/20/28	1.000%(Q)	2,000	5.558%	(351,251)	(1,599)	(349,652)	MSI
Federation of Malaysia (D01)	12/20/28	1.000%(Q)	3,000	0.447%	77,170	(2,398)	79,568	MSI

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D01)	12/20/28	1.000%(Q)	9,000	1.372%	$(135,424)	$(7,194)	$(128,230)	MSI
Kingdom of Bahrain (D01)	12/20/28	1.000%(Q)	2,000	2.101%	(91,456)	(1,599)	(89,857)	MSI
Kingdom of Morocco (D01)	12/20/28	1.000%(Q)	2,000	1.056%	(2,495)	(1,599)	(896)	MSI
Kingdom of Saudi Arabia (D01)	12/20/28	1.000%(Q)	4,000	0.592%	77,053	(3,197)	80,250	MSI
People’s Republic of China (D01)	12/20/28	1.000%(Q)	9,000	0.646%	151,175	(7,194)	158,369	MSI
Republic of Argentina (D01)	12/20/28	1.000%(Q)	2,000	35.270%	(1,306,386)	(1,599)	(1,304,787)	MSI
Republic of Chile (D01)	12/20/28	1.000%(Q)	7,000	0.541%	151,427	(5,595)	157,022	MSI
Republic of Colombia (D01)	12/20/28	1.000%(Q)	6,000	1.700%	(175,190)	(4,796)	(170,394)	MSI
Republic of Indonesia (D01)	12/20/28	1.000%(Q)	9,000	0.744%	112,075	(7,194)	119,269	MSI
Republic of Panama (D01)	12/20/28	1.000%(Q)	2,000	1.997%	(82,995)	(1,599)	(81,396)	MSI
Republic of Peru (D01)	12/20/28	1.000%(Q)	3,000	0.687%	45,259	(2,398)	47,657	MSI
Republic of Philippines (D01)	12/20/28	1.000%(Q)	3,000	0.633%	52,256	(2,398)	54,654	MSI
Republic of South Africa (D01)	12/20/28	1.000%(Q)	9,000	2.284%	(482,701)	(7,194)	(475,507)	MSI
Republic of Turkey (D01)	12/20/28	1.000%(Q)	9,000	3.268%	(835,543)	(7,194)	(828,349)	MSI
State of Qatar (D01)	12/20/28	1.000%(Q)	2,000	0.491%	47,672	(1,599)	49,271	MSI

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Sultanate of Oman (D01)	12/20/28	1.000%(Q)	2,000	1.163%	$(11,919)	$(1,599)	$(10,320)	MSI
United Mexican States (D01)	12/20/28	1.000%(Q)	9,000	0.900%	50,381	(7,194)	57,575	MSI
Arab Republic of Egypt (D02)	12/20/28	1.000%(Q)	2,000	11.712%	(677,934)	(1,655)	(676,279)	CITI
Dominican Republic (D02)	12/20/28	1.000%(Q)	2,000	1.824%	(68,853)	(1,655)	(67,198)	CITI
Emirate of Abu Dhabi (D02)	12/20/28	1.000%(Q)	2,000	0.438%	52,404	(1,655)	54,059	CITI
Federal Republic of Nigeria (D02)	12/20/28	1.000%(Q)	2,000	5.558%	(351,251)	(1,655)	(349,596)	CITI
Federation of Malaysia (D02)	12/20/28	1.000%(Q)	3,000	0.447%	77,170	(2,482)	79,652	CITI
Federative Republic of Brazil (D02)	12/20/28	1.000%(Q)	9,000	1.372%	(135,424)	(7,446)	(127,978)	CITI
Kingdom of Bahrain (D02)	12/20/28	1.000%(Q)	2,000	2.101%	(91,456)	(1,655)	(89,801)	CITI
Kingdom of Morocco (D02)	12/20/28	1.000%(Q)	2,000	1.056%	(2,494)	(1,655)	(839)	CITI
Kingdom of Saudi Arabia (D02)	12/20/28	1.000%(Q)	4,000	0.592%	77,053	(3,309)	80,362	CITI
People’s Republic of China (D02)	12/20/28	1.000%(Q)	9,000	0.646%	151,175	(7,446)	158,621	CITI
Republic of Argentina (D02)	12/20/28	1.000%(Q)	2,000	35.270%	(1,306,386)	(1,655)	(1,304,731)	CITI
Republic of Chile (D02)	12/20/28	1.000%(Q)	7,000	0.541%	151,427	(5,791)	157,218	CITI

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D02)	12/20/28	1.000%(Q)	6,000	1.700%	$(175,189)	$(4,964)	$(170,225)	CITI
Republic of Indonesia (D02)	12/20/28	1.000%(Q)	9,000	0.744%	112,075	(7,446)	119,521	CITI
Republic of Panama (D02)	12/20/28	1.000%(Q)	2,000	1.997%	(82,995)	(1,655)	(81,340)	CITI
Republic of Peru (D02)	12/20/28	1.000%(Q)	3,000	0.687%	45,259	(2,482)	47,741	CITI
Republic of Philippines (D02)	12/20/28	1.000%(Q)	3,000	0.633%	52,256	(2,482)	54,738	CITI
Republic of South Africa (D02)	12/20/28	1.000%(Q)	9,000	2.284%	(482,701)	(7,446)	(475,255)	CITI
Republic of Turkey (D02)	12/20/28	1.000%(Q)	9,000	3.268%	(835,543)	(7,446)	(828,097)	CITI
State of Qatar (D02)	12/20/28	1.000%(Q)	2,000	0.491%	47,672	(1,655)	49,327	CITI
Sultanate of Oman (D02)	12/20/28	1.000%(Q)	2,000	1.163%	(11,919)	(1,655)	(10,264)	CITI
United Mexican States (D02)	12/20/28	1.000%(Q)	9,000	0.900%	50,381	(7,446)	57,827	CITI
Arab Republic of Egypt (D03)	12/20/28	1.000%(Q)	2,000	11.712%	(677,934)	(1,711)	(676,223)	MSI
Dominican Republic (D03)	12/20/28	1.000%(Q)	2,000	1.824%	(68,853)	(1,711)	(67,142)	MSI
Emirate of Abu Dhabi (D03)	12/20/28	1.000%(Q)	2,000	0.438%	52,404	(1,711)	54,115	MSI
Federal Republic of Nigeria (D03)	12/20/28	1.000%(Q)	2,000	5.558%	(351,251)	(1,711)	(349,540)	MSI
Federation of Malaysia (D03)	12/20/28	1.000%(Q)	3,000	0.447%	77,170	(2,566)	79,736	MSI

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D03)	12/20/28	1.000%(Q)	9,000	1.372%	$(135,424)	$(7,698)	$(127,726)	MSI
Kingdom of Bahrain (D03)	12/20/28	1.000%(Q)	2,000	2.101%	(91,456)	(1,711)	(89,745)	MSI
Kingdom of Morocco (D03)	12/20/28	1.000%(Q)	2,000	1.056%	(2,494)	(1,711)	(783)	MSI
Kingdom of Saudi Arabia (D03)	12/20/28	1.000%(Q)	4,000	0.592%	77,053	(3,421)	80,474	MSI
People’s Republic of China (D03)	12/20/28	1.000%(Q)	9,000	0.646%	151,176	(7,698)	158,874	MSI
Republic of Argentina (D03)	12/20/28	1.000%(Q)	2,000	35.270%	(1,306,386)	(1,711)	(1,304,675)	MSI
Republic of Chile (D03)	12/20/28	1.000%(Q)	7,000	0.541%	151,427	(5,988)	157,415	MSI
Republic of Colombia (D03)	12/20/28	1.000%(Q)	6,000	1.700%	(175,189)	(5,132)	(170,057)	MSI
Republic of Indonesia (D03)	12/20/28	1.000%(Q)	9,000	0.744%	112,076	(7,698)	119,774	MSI
Republic of Panama (D03)	12/20/28	1.000%(Q)	2,000	1.997%	(82,995)	(1,711)	(81,284)	MSI
Republic of Peru (D03)	12/20/28	1.000%(Q)	3,000	0.687%	45,259	(2,566)	47,825	MSI
Republic of Philippines (D03)	12/20/28	1.000%(Q)	3,000	0.633%	52,256	(2,566)	54,822	MSI
Republic of South Africa (D03)	12/20/28	1.000%(Q)	9,000	2.284%	(482,700)	(7,698)	(475,002)	MSI
Republic of Turkey (D03)	12/20/28	1.000%(Q)	9,000	3.268%	(835,543)	(7,698)	(827,845)	MSI
State of Qatar (D03)	12/20/28	1.000%(Q)	2,000	0.491%	47,672	(1,711)	49,383	MSI

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Sultanate of Oman (D03)	12/20/28	1.000%(Q)	2,000	1.163%	$(11,919)	$(1,711)	$(10,208)	MSI
United Mexican States (D03)	12/20/28	1.000%(Q)	9,000	0.900%	50,382	(7,698)	58,080	MSI
					$(10,215,817)	$(248,209)	$(9,967,608)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.40.V1 (D01)	12/20/28	1.000%(Q)	100,000	$3,386,103	$(19,293)	$3,405,396	MSI
CDX.EM.40.V1 (D02)	12/20/28	1.000%(Q)	100,000	3,386,103	(16,546)	3,402,649	CITI
CDX.EM.40.V1 (D03)	12/20/28	1.000%(Q)	100,000	3,386,103	(13,796)	3,399,899	MSI
				$10,158,309	$(49,635)	$10,207,944
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D03).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	02/14/24	0.500%(M)	23,551	*	$15,351	$(152)	$15,503	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)	2,425	$161,462		$298,511		$(137,049)		BARC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		4,000	$100,139		$89,952		$10,187		BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	720	(17,737)		(21,134)		3,397		BARC
Republic of Romania	12/20/29	1.000%(Q)	EUR	10,500	351,967		479,851		(127,884)		BARC
United Mexican States	12/20/24	1.000%(Q)		285	(2,426)		425		(2,851)		CITI
United Mexican States	12/20/24	1.000%(Q)		220	(1,873)		274		(2,147)		CITI
					$591,532		$847,879		$(256,347)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)	5,000	0.221%	$20,937	$934	$20,003	GSI
Boeing Co.	06/20/24	1.000%(Q)	1,760	0.339%	6,574	934	5,640	GSI
Catalonia, Autonomous Community of	12/20/25	1.000%(Q)	3,000	0.245%	44,793	(10,795)	55,588	DB
General Motors Co.	06/20/26	5.000%(Q)	3,580	0.668%	372,647	332,839	39,808	GSI
Halliburton Co.	12/20/26	1.000%(Q)	1,600	0.317%	31,708	8,850	22,858	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)	600	0.225%	2,503	892	1,611	GSI
International Bank for Reconstruction & Development	03/20/24	0.250%(Q)	30,890	0.155%	13,158	4,016	9,142	BOA
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)	2,700	*	(64,140)	(122,672)	58,532	BOA
Petroleos Mexicanos	12/20/24	1.000%(Q)	285	2.336%	(2,949)	(4,815)	1,866	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	220	2.336%	(2,276)	(3,673)	1,397	CITI
Simon Property Group LP	06/20/26	1.000%(Q)	3,240	0.433%	45,566	17,942	27,624	GSI

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	06/20/24	0.250%(Q)	EUR	1,300	0.214%	$615	$(793)	$1,408	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	5,000	0.234%	2,356	(10,479)	12,835	BNP
Verizon Communications, Inc.	06/20/26	1.000%(Q)		4,820	0.505%	59,835	48,204	11,631	GSI
						$531,327	$261,384	$269,943

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	82,020	$(1,553,766)	$(1,670,273)	$(116,507)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2024:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
11,394	4.67%(A)	EUR	10,500	3.10%(A)	JPM	09/27/29	$77,003	$—	$77,003
Interest rate swap agreements outstanding at January 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	725	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 5.188%	$(22,982)	$38,539	$61,521
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.188%	(448,713)	1,158,962	1,607,675
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.188%	398,509	1,111,960	713,451
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.188%	(22,856)	119,161	142,017
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.188%	143,032	505,801	362,769
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 5.188%	(27,897)	145,965	173,862
	230,184	03/08/24	5.386%(T)	1 Day SOFR(2)(T)/ 5.320%	(81)	189,663	189,744
	385,125	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.320%	—	616,960	616,960
	126,352	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.320%	—	168,680	168,680

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
292,023	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.320%	$—	$876,102	$876,102
330,865	08/03/25	4.811%(A)	1 Day SOFR(2)(A)/ 5.320%	—	1,277,106	1,277,106
131,845	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	—	(670,379)	(670,379)
20,835	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	3,854	(372,116)	(375,970)
				$22,866	$5,166,404	$5,143,538

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
10,400	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/ 3.740%	$(303,400)	$—	$(303,400)	JPM

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS + 14bps(T)/ 5.470%	JPM	03/01/24	200,000	$413,699	$—	$413,699
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day SOFR + 22.25bps(T)/ 5.543%	BARC	04/02/24	400,000	587,898	—	587,898
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR + 0bps(T)/ 5.320%	BNP	06/20/24	(136,200)	(5,981,753)	—	(5,981,753)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2024 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 2.870%	DB	09/21/24	29,000	$608,828	$—	$608,828
Total Return Benchmark Bond Index(T)	1 Day USOIS -45bps(T)/ 4.880%	GSI	03/20/24	(9,107)	(671,130)	—	(671,130)
					$(5,042,458)	$—	$(5,042,458)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).